UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-22480

Adviser Managed Trust

(Exact name of registrant as specified in charter)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

Timothy D. Barto, Esq.

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-610-676-1000

Date of fiscal year end: July 31, 2025

Date of reporting period: July 31, 2025

Item 1. Reports to Stockholders.

(a)	A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1), is attached hereto.

Annual Shareholder Report: July 31, 2025

Diversified Equity Fund

Adviser Managed Trust: DAACX

Fund Overview

This annual shareholder report contains important information about Diversified Equity Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Diversified Equity Fund	$55	0.53%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Diversified Equity Fund - $12464	S&P 500 Index (TR) - $14486
Mar/22	$10000	$10000
Jul/22	$8862	$9021
Jul/23	$9692	$10195
Jul/24	$11494	$12453
Jul/25	$12464	$14486

How did the Fund perform in the last year?

The Fund underperformed its benchmark, the S&P 500 Index (TR) (S&P 500) - a market-weighted index that tracks the performance of the 500 largest publicly traded U.S. companies and is considered representative of the broad U.S. stock market—for the 12-month period ending July 31, 2025.

While the Fund produced a positive return in the rising equity markets over the reporting period, each of the indexes that its five equity components seek to replicate underperformed relative to the Fund’s benchmark. The S&P 500 Index (TR), Russell 1000, Russell 2000, MSCI EAFE, and MSCI Emerging Markets indexes returned 16.3%, 16.5%, -0.6%, 12.8%, and 17.2%, respectively, for the period.

The Fund’s strategy is implemented by SSGA Funds Management, Inc., as sub-adviser under the general supervision of SEI Investments Management Corporation (SIMC).

Global equity markets posted notable gains over the reporting period. Emerging markets significantly outperformed developed markets. In the U.S., large-cap stocks, as represented by the broad-market S&P 500 Index (TR), significantly outperformed their small-cap counterparts, as measured by the Russell 2000 Index. Communication services and utilities were the strongest-performing sectors within the S&P 500 Index (TR) for the period, while the healthcare sector recorded a loss and was the primary market laggard.

During the reporting period, the Fund’s assets were effectively completely liquidated via outflows, resulting in sales of nearly all of the Fund’s holdings. Later in the period, fund inflows made it possible to repurchase the desired securities. Consequently, the Fund’s benchmark-relative performance for the reporting period was attributable mainly to the underlying cash-flow activity by the Fund’s shareholders. This activity resulted in implementation costs (the expenses incurred during the process of buying and selling securities within the Fund, which can have a significant impact on the Fund’s return), and cash drag (holding a portion of the portfolio in cash rather than investing it in a strong-performing market) that influenced the Fund’s performance relative to the benchmark.

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Diversified Equity Fund	8.44%	6.82%
S&P 500 Index (TR)	16.33%	11.74%

Since its inception on March 30, 2022. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$264,562	1,710	$112	92%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Exchange-Traded Funds	0.1%
Futures Contracts	0.2%
Cash Equivalent	1.0%
Real Estate	1.9%
Utilities	2.1%
Materials	2.2%
Energy	2.6%
Consumer Staples	4.7%
Health Care	7.9%
Communication Services	8.0%
Industrials	9.2%
Consumer Discretionary	9.4%
Financials	13.5%
Information Technology	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	5.6%
Microsoft Corp	5.3%
Apple	4.1%
Amazon.com Inc	3.0%
Meta Platforms, Cl A	2.3%
Broadcom Inc	1.8%
Alphabet Inc, Cl A	1.5%
Alphabet Inc, Cl C	1.2%
Berkshire Hathaway Inc, Cl B	1.2%
Tesla Inc	1.2%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Diversified Equity Fund

Adviser Managed Trust: DAACX

Annual Shareholder Report: July 31, 2025

DAACX-AR-2025

Annual Shareholder Report: July 31, 2025

Core Fixed Income Fund

Adviser Managed Trust: AAEYX

Fund Overview

This annual shareholder report contains important information about Core Fixed Income Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund	$34	0.34%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.33%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Core Fixed Income Fund - $10554	Bloomberg U.S. Aggregate Bond Index (TR) (USD) - $10628
Jan/24	$10000	$10000
Mar/24	$10010	$10039
Jun/24	$10014	$10046
Sep/24	$10539	$10568
Dec/24	$10203	$10244
Mar/25	$10474	$10529
Jun/25	$10589	$10656
Jul/25	$10554	$10628

How did the Fund perform in the last year?

The Fund, which is managed using a passive approach, modestly underperformed its benchmark, the Bloomberg U.S. Aggregate Bond Index (TR) (USD) - which tracks the performance of fixed-rate, publicly issued, non-investment-grade bonds— for the 12-month period ending July 31, 2025.

The Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) reduction in the federal-funds rate in September 2024, after being on pause since July of 2023, following an aggressive rate-hiking cycle in which the central bank raised the benchmark rate by a cumulative 525 basis points in 18 months. In addition to the 0.50% cut in September, the Fed also announced rate reductions of 0.25% at its meetings in November and December 2024. Through the first seven months of 2025, the Fed held the benchmark rate steady as macroeconomic uncertainty increased during the year. Evolving trade policy has the potential to put upward pressure on prices, and it appears that the effective tariff rate will settle in the 15%-20% range. The U.S. labor market remained on solid footing during the period with unemployment spending much of the second half of the reporting period around 4.1%; however, cracks did begin to appear late in the period as hiring slowed and continuing unemployment insurance claims ticked higher.

The U.S. Treasury yield curve steepened during the reporting period, with front end rates moving lower and long rates rising. The 10-year Treasury note yield ultimately ended the reporting period up 0.35% closing the period at 4.38%, and spread sectors generated excess returns. Spreads on investment-grade corporate bonds remained tight as high all-in yields supported demand with the economy remaining on solid footing. Asset-backed securities (ABS) outperformed comparable-duration Treasurys as well, with relatively strong U.S. consumer spending fundamentally supporting the sector, albeit cracks in subprime loans have begun to surface. Agency mortgage-backed securities (MBS) also modestly outperformed despite the continued reduction in size of the Fed’s balance sheet.

As the Fund is passively managed, its sub-adviser, SSGA Funds Management Inc., performed in line with the benchmark Bloomberg U.S. Aggregate Bond Index (TR) (USD), after expenses, for the reporting period.

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Core Fixed Income Fund	2.94%	3.61%
Bloomberg U.S. Aggregate Bond Index (TR) (USD)	3.38%	4.08%

Since its inception on January 22, 2024. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$172,870	489	$105	52%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Asset-Backed Securities	0.4%
Real Estate	0.6%
Materials	0.6%
U.S. Government Agency Obligations	0.7%
Consumer Discretionary	1.6%
Communication Services	1.6%
Consumer Staples	1.7%
Energy	1.7%
Sovereign Debt	1.9%
Information Technology	2.0%
Industrials	2.0%
Utilities	2.2%
Health Care	2.6%
Financials	8.7%
Mortgage-Backed Securities	25.8%
U.S. Treasury Obligations	45.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
U.S. Treasury Notes	4.000%	01/15/27	3.5%
U.S. Treasury Notes	4.000%	01/31/29	3.2%
U.S. Treasury Notes	4.375%	12/15/26	2.9%
U.S. Treasury Notes	4.000%	01/31/31	2.9%
U.S. Treasury Bonds	4.750%	11/15/43	2.6%
U.S. Treasury Notes	3.750%	12/31/28	2.0%
U.S. Treasury Bonds	4.750%	11/15/53	1.9%
U.S. Treasury Notes	3.750%	12/31/30	1.9%
U.S. Treasury Notes	3.750%	04/15/28	1.7%
FNMA	2.500%	06/01/52	1.3%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Core Fixed Income Fund

Adviser Managed Trust: AAEYX

Annual Shareholder Report: July 31, 2025

AAEYX-AR-2025

Annual Shareholder Report: July 31, 2025

Enhanced Fixed Income Fund

Adviser Managed Trust: AAEZX

Fund Overview

This annual shareholder report contains important information about Enhanced Fixed Income Fund (the "Fund") for the period from August 1, 2024 to July 31, 2025. You can find additional information about the Fund at https://holdings.seic.com/amt_holdings/. You can also request this information by contacting us at 610-676-1000.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Enhanced Fixed Income Fund	$43	0.42%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.

How did the Fund perform since inception?

Total Return Based on $10,000 Investment

	Enhanced Fixed Income Fund - $11659	Bloomberg Global Aggregate Index (USD) - $10573	50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index - $12275
Feb/23	$10000	$10000	$10000
Jul/23	$10042	$9833	$10232
Jul/24	$10893	$10128	$11268
Jul/25	$11659	$10573	$12275

How did the Fund perform in the last year?

The Fund, which is managed using a passive approach, underperformed its benchmark, a 50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index — for the 12-month period ending July 31, 2025.

The Federal Reserve (Fed) implemented a larger-than-expected 50-basis-point (0.50%) reduction in the federal-funds rate in September 2024, after being on pause since July of 2023, following an aggressive rate-hiking cycle in which the central bank raised the benchmark rate by a cumulative 525 basis points in 18 months. In addition to the 0.50% cut in September, the Fed also announced rate reductions of 0.25% at its meetings in November and December 2024. Through the first seven months of 2025, the Fed held the benchmark rate steady as macroeconomic uncertainty increased during the year. Evolving trade policy has the potential to put upward pressure on prices, and it appears that the effective tariff rate will settle in the 15%-20% range. The U.S. labor market remained on solid footing during the period with unemployment spending much of the second half of the reporting period around 4.1%; however, cracks did begin to appear late in the period as hiring slowed and continuing unemployment insurance claims ticked higher.

The U.S. Treasury yield curve steepened during the reporting period, with front end yields moving lower and long-end yields rising. The 10-year Treasury note yield ultimately ended the reporting period up 0.35% closing the period at 4.38%. High-yield bonds, as measured by the ICE BofA U.S. High Yield Constrained Index (USD), gained 8.6% for the 12-month reporting period. High-yield spreads tightened by 39 basis points to 286 basis points during the period, and the yield to worst (a measure of the lowest possible yield that can be received on a bond with an early redemption provision) on the index fell to 7.08%. Hard-currency emerging-market (EM) debt, as measured by the J.P. Morgan EMBI Global Diversified Index, climbed 9.3% during the reporting period and outperformed high-yield bonds. EM debt returns were boosted by a generally strong global economy and attractive all-in yields. Local-currency issues outperformed their hard-currency counterparts during the reporting period as the U.S. dollar generally weakened due to evolving trade policy.

Average Annual Total Returns as of July 31, 2025

Fund/Index Name	1 Year	Annualized Since Inception
Enhanced Fixed Income Fund	7.03%	6.34%
Bloomberg Global Aggregate Index (USD)	4.40%	2.26%
50/50 US High Yield Constrained Index/JPM EMBI Global Diversified Index	8.94%	8.56%

Since its inception on February 1, 2023. The line graph represents historical performance of a hypothetical investment of $10,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.

Key Fund Statistics as of July 31, 2025

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$33,400	3	$28	99%

What did the Fund invest in?

Asset WeightingsFootnote Reference*

Value	Value
Cash Equivalent	0.1%
Exchange-Traded Funds	99.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Holdings

Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
SPDR Bloomberg Emerging Markets USD Bond ETF	50.1%
SPDR Portfolio High Yield Bond ETF	49.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, call or visit:

  610-676-1000

  https://holdings.seic.com/amt_holdings/

  https://www.seic.com/mutual-fund-documentation/proxy-voting

Enhanced Fixed Income Fund

Adviser Managed Trust: AAEZX

Annual Shareholder Report: July 31, 2025

AAEZX-AR-2025

(b)	Not applicable.

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

Item 3. Audit Committee Financial Expert.

(a)(1) The Registrant’s Board of Trustees has determined that the Registrant has two audit committee financial experts serving on the audit committee.

(a)(2) The audit committee financial experts are Susan C. Cote and Christine Raynolds. Mses. Cote and Reynolds are independent as defined in Form N-CSR Item 3 (a) (2).

Item 4. Principal Accountant Fees and Services.

Fees billed by KPMG LLP (“KPMG”) related to the Registrant.

KPMG billed the Registrant aggregate fees for services rendered to the Registrant for the fiscal years 2025 and 2024 as follows:

		Fiscal Year 2025			Fiscal Year 2024
		All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Registrant that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$60,000	$0	N/A	$70,000	$0	N/A
(b)	Audit-Related Fees	$0	$0	$0	$0	$0	$0
(c)	Tax Fees	$0	$0	$0	$0	$0	$0
(d)	All Other Fees(2)	$0	$350,248	$0	$0	$357,370	$0

Notes:

(1)	Audit fees include amounts related to the audit of the Registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
(2)	See Item 4 (g) for a description of the services comprising the fees disclosed in this category.

(e)(1) The Registrant’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Registrant may be pre-approved. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules on auditor independence and whether the provision of such services would compromise the auditor’s independence.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services: (1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial experts, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval. The Audit Committee will annually review and pre-approve the services that may be provided by the independent auditor during the following twelve months without obtaining specific pre-approval from the Audit Committee.

The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment advisor or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees (or the manner of their determination) to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet its responsibility to oversee the work of the independent auditor and to assure the auditor’s independence from the Registrant, such as reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and discussing with the independent auditor its methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	Fiscal Year 2025	Fiscal Year 2024
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

(f) Not Applicable.

(g) The aggregate non-audit fees and services billed by KPMG for the fiscal years 2025 and 2024 were $350,248 and $357,370, respectively. Non-audit fees consist of SSAE No. 16 review of fund accounting and administration operations and an attestation report in accordance with Rule 17Ad-13.

(h) During the past fiscal year, Registrant’s principal accountant provided certain non-audit services to Registrant’s investment adviser or to entities controlling, controlled by, or under common control with Registrant’s investment adviser that provide ongoing services to Registrant that were not subject to pre-approval pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X. The Audit Committee of Registrant’s Board of Trustees reviewed and considered these non-audit services provided by Registrant’s principal accountant to Registrant’s affiliates, including whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedules of Investments are included as part of the Financial Statements and Financial Highlights filed under Item 7 of this form.

(b)	No applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

July 31, 2025

ANNUAL FINANCIALS AND OTHER INFORMATION

TABLE OF CONTENTS

Financial Statements (Form N-CSR Item 7)
Schedules of Investments	1
Statements of Assets and Liabilities	35
Statements of Operations	36
Statements of Changes in Net Assets	37
Financial Highlights	38
Notes to Financial Statements	39
Report of Independent Registered Public Accounting Firm	55
Notice to Shareholders	56
Other Information (Form N-CSR Items 8-11)	57

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† — 79.3%

Communication Services — 7.6%
Alphabet Inc, Cl A	20,777	$3,987
Alphabet Inc, Cl C	16,917	3,263
AST SpaceMobile, Cl A *	636	34
AT&T Inc	25,060	687
Charter Communications Inc, Cl A *	326	88
Comcast Corp, Cl A	13,295	442
Electronic Arts Inc	935	143
Fox Corp	1,324	71
Frontier Communications Parent *	935	34
GCI Liberty Inc *	62	2
IAC *	185	7
Interpublic Group of Cos Inc/The	1,421	35
Iridium Communications	279	7
Liberty Broadband Corp, Cl A *	41	3
Liberty Broadband Corp, Cl C *	418	26
Liberty Media -Liberty Formula One, Cl A *	58	5
Liberty Media -Liberty Formula One, Cl C *	782	78
Liberty Media -Liberty Live, Cl A *	49	4
Liberty Media -Liberty Live, Cl C *	115	10
Live Nation Entertainment Inc *	568	84
Madison Square Garden Sports *	46	9
Match Group	993	34
Meta Platforms, Cl A	7,803	6,035
Netflix Inc *	1,513	1,754
New York Times, Cl A	623	32
News Corp, Cl A	946	28
News Corp, Cl B	791	26
Nexstar Media Group Inc, Cl A	73	14
Omnicom Group Inc	694	50
Paramount Global, Cl B	1,471	18
Pinterest, Cl A *	2,137	82
Reddit, Cl A *	417	67
ROBLOX, Cl A *	2,009	277
Roku Inc, Cl A *	461	43
Sirius XM Holdings	535	11
Spotify Technology *	750	470
Take-Two Interactive Software Inc *	639	142
TKO Group Holdings, Cl A	249	42
T-Mobile US Inc	1,630	389
Trade Desk Inc/The, Cl A *	1,600	139
Trump Media & Technology Group *	201	4
Verizon Communications Inc	15,137	647
Walt Disney Co/The	6,470	771
Warner Bros Discovery *	8,037	106
ZoomInfo Technologies, Cl A *	705	8
		20,208
Consumer Discretionary — 8.3%
ADT Inc	922	8
Airbnb, Cl A *	1,522	202
Amazon.com Inc *	34,287	8,027
Aramark	940	40
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
AutoNation Inc *	124	$24
AutoZone Inc *	59	222
Bath & Body Works	917	27
Best Buy Co Inc	685	45
Booking Holdings Inc	116	638
BorgWarner Inc	879	32
Boyd Gaming Corp	158	13
Bright Horizons Family Solutions Inc *	247	28
Brunswick Corp/DE	163	10
Burlington Stores Inc *	222	61
Caesars Entertainment *	920	25
CarMax Inc *	578	33
Carnival Corp *	3,860	115
Carvana Co, Cl A *	458	179
Cava Group *	386	34
Chewy, Cl A *	834	31
Chipotle Mexican Grill, Cl A *	4,797	206
Choice Hotels International Inc	68	9
Churchill Downs Inc	286	31
Columbia Sportswear Co	79	4
Crocs *	142	14
Darden Restaurants Inc	417	84
Deckers Outdoor Corp *	548	58
Dick's Sporting Goods Inc	196	41
Dillard's Inc, Cl A	7	3
Domino's Pizza Inc	113	52
DoorDash, Cl A *	1,280	320
DR Horton Inc	990	141
DraftKings, Cl A *	1,712	77
Duolingo, Cl A *	133	46
Dutch Bros, Cl A *	461	27
eBay Inc	1,667	153
Etsy Inc *	277	16
Expedia Group Inc	434	78
Five Below Inc *	221	30
Floor & Decor Holdings Inc, Cl A *	411	31
Ford Motor Co	14,011	155
GameStop, Cl A *	1,488	33
Gap Inc/The	1,094	21
Garmin Ltd	583	128
General Motors Co	3,466	185
Gentex Corp	565	15
Genuine Parts Co	479	62
Grand Canyon Education *	71	12
H&R Block Inc	555	30
Harley-Davidson Inc	285	7
Hasbro Inc	501	38
Hilton Worldwide Holdings Inc	832	223
Home Depot	3,553	1,306
Hyatt Hotels Corp, Cl A	102	14
Las Vegas Sands Corp	1,158	61
Lear Corp	134	13
Lennar Corp, Cl A	681	76

Adviser Managed Trust	1

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lennar Corp, Cl B	201	$22
Light & Wonder, Cl A *	342	33
Lithia Motors, Cl A	104	30
LKQ Corp	964	28
Lowe's	1,997	446
Lucid Group *	2,457	6
Lululemon Athletica Inc *	380	76
Macy's Inc	681	9
Marriott International Inc/MD, Cl A	814	215
Mattel Inc *	1,457	25
McDonald's	2,554	766
MGM Resorts International *	569	21
Mohawk Industries Inc *	238	27
Murphy USA Inc	74	27
Newell Brands	1,031	6
NIKE Inc, Cl B	4,161	311
Norwegian Cruise Line Holdings Ltd *	1,598	41
NVR Inc *	10	75
Ollie's Bargain Outlet Holdings Inc *	243	33
O'Reilly Automotive Inc *	3,029	298
Penn Entertainment *	374	7
Penske Automotive Group Inc	46	8
Planet Fitness, Cl A *	319	35
Pool Corp	133	41
Primo Brands	1,056	29
PulteGroup Inc	733	83
PVH Corp	138	10
QuantumScape, Cl A *	1,778	15
Ralph Lauren Corp, Cl A	141	42
RH *	38	8
Rivian Automotive, Cl A *	2,852	37
Ross Stores	1,148	157
Royal Caribbean Cruises Ltd	904	287
Service Corp International/US	499	38
SharkNinja *	268	31
Skechers USA, Cl A *	517	33
Starbucks	4,065	362
Stellantis	2,573	23
Tapestry Inc	734	79
Tempur Sealy International Inc	708	51
Tesla Inc *	10,052	3,099
Texas Roadhouse Inc, Cl A	233	43
Thor Industries	260	24
TJX Cos Inc/The	3,972	495
Toll Brothers Inc	349	41
TopBuild Corp *	106	39
Tractor Supply	1,900	108
Travel + Leisure	163	10
Ulta Beauty Inc *	160	82
Under Armour Inc, Cl A *	469	3
Under Armour Inc, Cl C *	474	3
Vail Resorts Inc	93	14
Valvoline Inc *	318	11
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
VF	870	$10
Viking Holdings *	733	43
Wayfair Inc, Cl A *	241	16
Wendy's Co/The	429	4
Whirlpool Corp	132	11
Williams-Sonoma Inc	422	79
Wingstop Inc, Cl A	110	42
Wyndham Hotels & Resorts Inc	326	28
Wynn Resorts Ltd	317	35
YETI Holdings Inc *	212	8
Yum! Brands Inc	1,002	144
		21,857
Consumer Staples — 4.2%
Albertsons, Cl A	1,632	31
Altria Group Inc	6,011	372
Archer-Daniels-Midland Co	1,727	94
BellRing Brands *	530	29
BJ's Wholesale Club Holdings Inc *	460	49
Boston Beer Co Inc/The, Cl A *	22	5
Brown-Forman Corp, Cl A	121	3
Brown-Forman Corp, Cl B	428	12
Bunge Global	494	39
Campbell Soup Co	860	27
Casey's General Stores	130	68
Celsius Holdings Inc *	708	32
Church & Dwight Co Inc	889	83
Clorox Co/The	434	54
Coca-Cola	13,833	939
Coca-Cola Consolidated Inc	234	26
Colgate-Palmolive Co	2,897	243
Conagra Brands Inc	1,817	33
Constellation Brands Inc, Cl A	471	79
Costco Wholesale Corp	1,583	1,487
Coty Inc, Cl A *	948	5
Darling Ingredients Inc *	394	13
Dollar General Corp	790	83
Dollar Tree Inc *	727	83
elf Beauty Inc *	242	29
Estee Lauder Cos Inc/The, Cl A	824	77
Flowers Foods Inc	466	7
Freshpet Inc *	116	8
General Mills Inc	1,984	97
Haleon	11,450	54
Hershey Co/The	523	97
Hormel Foods Corp	1,125	32
Ingredion Inc	252	33
J M Smucker	366	39
Kellanova	975	78
Kenvue	6,669	143
Keurig Dr Pepper Inc	4,613	151
Kimberly-Clark	1,202	150
Kraft Heinz Co/The	3,150	87
Kroger	2,161	151

2	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Lamb Weston Holdings Inc	591	$34
Maplebear *	661	32
McCormick & Co Inc/MD	908	64
Molson Coors Beverage, Cl B	663	32
Mondelez International Inc, Cl A	4,617	299
Monster Beverage Corp *	2,472	145
Nestle SA	3,312	289
PepsiCo Inc	4,885	674
Performance Food Group *	538	54
Philip Morris International	5,553	911
Pilgrim's Pride Corp	103	5
Post Holdings Inc *	130	14
Procter & Gamble Co/The	8,367	1,259
Reynolds Consumer Products	135	3
Seaboard Corp	1	3
Smithfield Foods Inc	64	2
Sprouts Farmers Market Inc *	342	52
Sysco Corp	1,749	139
Target Corp	1,632	164
Tyson Foods, Cl A	1,023	54
US Foods Holding Corp *	795	66
Walgreens Boots Alliance Inc	2,823	33
Walmart Inc	15,524	1,521
		10,971
Energy — 2.5%
Antero Midstream	842	15
Antero Resources Corp *	1,050	37
APA	1,536	30
Baker Hughes a GE Co, Cl A	3,600	162
BP PLC	20,280	109
Cheniere Energy	786	185
Chesapeake Energy	782	82
Chevron Corp	6,830	1,036
Chord Energy	264	29
Civitas Resources	239	7
ConocoPhillips	4,524	431
Coterra Energy	2,679	65
Devon Energy Corp	2,257	75
Diamondback Energy Inc	691	103
DT Midstream	367	38
EOG Resources	1,975	237
EQT Corp	2,124	114
Exxon Mobil Corp	15,467	1,727
Halliburton Co	3,148	70
HF Sinclair	658	29
Kinder Morgan Inc/DE	6,933	195
Marathon Petroleum Corp	1,115	190
Matador Resources	292	15
NOV	963	12
Occidental Petroleum Corp	2,423	106
ONEOK Inc	2,237	184
Ovintiv	945	39
Permian Resources, Cl A	2,512	36
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Phillips 66	1,463	$181
Range Resources Corp	903	33
Schlumberger Ltd	5,488	185
Shell	7,569	272
Targa Resources Corp	767	128
Tenaris	527	9
Texas Pacific Land	69	67
Valero Energy Corp	1,120	154
Viper Energy, Cl A	317	12
Weatherford International	179	10
Williams	4,338	260
		6,669
Financials — 11.1%
Affiliated Managers Group	74	16
Affirm Holdings, Cl A *	956	66
Aflac Inc	1,744	173
AGNC Investment Corp ‡	3,442	32
Allstate Corp/The	942	191
Ally Financial Inc	1,020	39
American Express Co	1,958	586
American Financial Group Inc/OH	272	34
American International Group Inc	2,091	162
Ameriprise Financial Inc	342	177
Annaly Capital Management ‡	2,225	45
Aon, Cl A	745	265
Apollo Global Management	1,477	215
Arch Capital Group Ltd	1,315	113
Ares Management, Cl A	678	126
Arthur J Gallagher & Co	902	259
Assurant Inc	191	36
Assured Guaranty Ltd	121	10
Axis Capital Holdings Ltd	315	30
Bank of America Corp	24,503	1,158
Bank of New York Mellon Corp/The	2,553	259
Bank OZK	264	13
Berkshire Hathaway Inc, Cl B *	6,588	3,109
BlackRock Funding	545	603
Blackstone Group	2,620	453
Block, Cl A *	1,956	151
Blue Owl Capital, Cl A	2,173	42
BOK Financial Corp	56	6
Brighthouse Financial Inc *	146	7
Brown & Brown Inc	971	89
Capital One Financial Corp	2,243	482
Carlyle Group	934	57
Cboe Global Markets Inc	377	91
Charles Schwab Corp/The	6,087	595
Chubb	1,322	352
Cincinnati Financial Corp	568	84
Citigroup	6,615	620
Citizens Financial Group Inc	1,538	73
CME Group Inc, Cl A	1,281	356
CNA Financial Corp	55	2

Adviser Managed Trust	3

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Coinbase Global, Cl A *	737	$278
Columbia Banking System Inc	518	12
Comerica	521	35
Commerce Bancshares Inc/MO	494	30
Corebridge Financial	935	33
Corpay *	248	80
Credit Acceptance Corp *	15	7
Cullen/Frost Bankers Inc	233	30
East West Bancorp	481	48
Equitable Holdings	1,083	56
Euronet Worldwide Inc *	103	10
Evercore Inc, Cl A	132	40
Everest Group	148	50
Eversource Energy	1,358	90
FactSet Research Systems Inc	132	53
Fidelity National Financial Inc	923	52
Fidelity National Information Services Inc	1,900	151
Fifth Third Bancorp	2,465	102
First American Financial	248	15
First Citizens BancShares, Cl A	36	72
First Hawaiian Inc	317	8
First Horizon National Corp	1,835	40
Fiserv Inc *	1,975	274
FNB Corp/PA	884	14
Franklin Resources Inc	1,258	30
Global Payments	887	71
Globe Life	305	43
Goldman Sachs Group Inc/The	1,086	786
Hamilton Lane Inc, Cl A	174	26
Hanover Insurance Group Inc/The	89	15
Hartford Financial Services Group Inc/The	1,012	126
Houlihan Lokey Inc, Cl A	193	37
Huntington Bancshares Inc/OH	5,194	85
Interactive Brokers Group, Cl A	1,510	99
Intercontinental Exchange Inc	2,035	376
Invesco Ltd	908	19
Jack Henry & Associates	260	44
Janus Henderson Group	317	14
Jefferies Financial Group	593	34
JPMorgan Chase & Co	9,922	2,939
Kemper Corp	151	9
KeyCorp	3,318	59
Kinsale Capital Group Inc	80	35
KKR	2,428	356
Lazard, Cl A	272	14
Lincoln National	423	16
Loews	587	53
LPL Financial Holdings Inc	284	112
M&T Bank Corp	591	112
Markel Group *	45	90
MarketAxess Holdings Inc	149	31
Marsh & McLennan Cos Inc	1,755	350
Mastercard Inc, Cl A	2,906	1,646
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
MetLife	2,017	$153
MGIC Investment Corp	625	16
Moody's Corp	559	288
Morgan Stanley	4,110	585
Morningstar Inc	99	27
Mr Cooper Group Inc *	237	37
MSCI Inc, Cl A	270	152
Nasdaq Inc	1,475	142
Northern Trust Corp	689	90
Old Republic International Corp	903	33
OneMain Holdings, Cl A	490	28
PayPal Holdings *	3,489	240
Pinnacle Financial Partners Inc	289	25
PNC Financial Services Group Inc/The	1,419	270
Primerica Inc	128	34
Principal Financial Group Inc	785	61
Progressive Corp/The	2,094	507
Prosperity Bancshares Inc	386	26
Prudential Financial Inc	1,290	134
Raymond James Financial Inc	657	110
Regions Financial Corp	3,192	81
Reinsurance Group of America Inc, Cl A	236	45
Rithm Capital ‡	2,297	28
RLI Corp	206	14
Robinhood Markets, Cl A *	2,640	272
Rocket, Cl A	344	5
Ryan Specialty Holdings, Cl A	433	26
S&P Global Inc	1,097	605
Shift4 Payments, Cl A *	265	27
SLM Corp	886	28
SoFi Technologies *	3,749	85
South State Corp	372	35
Starwood Property Trust Inc ‡	791	15
State Street Corp	1,041	116
Stifel Financial Corp	357	41
Swiss Re AG	382	68
Synchrony Financial	1,387	97
Synovus Financial Corp	573	27
T Rowe Price Group	817	83
TFS Financial Corp	126	2
Toast, Cl A *	1,619	79
TPG, Cl A	476	27
Tradeweb Markets, Cl A	419	58
Travelers Cos Inc/The	803	209
Truist Financial	4,772	209
Unum Group	599	43
US Bancorp	5,612	252
Virtu Financial Inc, Cl A	199	9
Visa Inc, Cl A	6,079	2,100
Voya Financial Inc	405	28
Webster Financial Corp	624	36
Wells Fargo & Co	11,643	939
Western Alliance Bancorp	409	32

4	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Western Union Co/The	840	$7
WEX Inc *	98	17
White Mountains Insurance Group Ltd	6	11
Willis Towers Watson PLC	354	112
Wintrust Financial Corp	251	32
WR Berkley Corp	1,084	75
Zions Bancorp NA	572	31
		29,348
Health Care — 7.2%
Abbott Laboratories	6,179	780
AbbVie Inc	6,332	1,197
Acadia Healthcare Co Inc *	226	5
Agilent Technologies Inc	1,032	118
Alcon Inc	634	56
Align Technology Inc *	245	32
Alnylam Pharmaceuticals Inc *	447	175
Amedisys Inc *	80	8
Amgen Inc	1,924	568
Apellis Pharmaceuticals Inc *	266	6
Avantor *	2,589	35
Baxter International Inc	1,845	40
Becton Dickinson	1,026	183
Biogen Inc *	530	68
BioMarin Pharmaceutical Inc *	684	40
Bio-Rad Laboratories Inc, Cl A *	47	11
Bio-Techne Corp	615	34
Boston Scientific Corp *	5,252	551
Bristol-Myers Squibb	7,281	315
Bruker Corp	271	10
Cardinal Health	859	133
Cencora, Cl A	654	187
Centene Corp *	1,803	47
Certara *	299	3
Charles River Laboratories International Inc *	204	35
Chemed Corp	63	26
Cigna Group	958	256
Cooper *	712	50
Corcept Therapeutics Inc *	397	27
CSL	613	106
CVS Health	4,483	278
Danaher Corp	2,284	450
DaVita Inc *	95	13
DENTSPLY SIRONA Inc	492	7
Dexcom *	1,401	113
Doximity, Cl A *	507	30
Edwards Lifesciences Corp *	2,057	163
Elanco Animal Health Inc *	2,026	28
Elevance Health	810	229
Eli Lilly	2,863	2,119
Encompass Health Corp	355	39
Envista Holdings *	427	8
Exact Sciences *	683	32
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Exelixis Inc *	964	$35
GE HealthCare Technologies	1,646	117
Gilead Sciences Inc	4,448	499
Globus Medical Inc, Cl A *	487	26
GSK	5,213	96
Halozyme Therapeutics Inc *	512	31
HCA Healthcare Inc	625	221
Henry Schein Inc *	445	30
Hologic Inc *	793	53
Humana	434	108
IDEXX Laboratories *	289	154
Illumina Inc *	565	58
Incyte *	569	43
Insmed Inc *	634	68
Inspire Medical Systems Inc *	73	9
Insulet Corp *	249	72
Intuitive Surgical Inc *	1,274	613
Ionis Pharmaceuticals Inc *	674	29
IQVIA Holdings Inc *	634	118
Jazz Pharmaceuticals PLC *	252	29
Johnson & Johnson	8,594	1,416
Labcorp Holdings	302	79
Masimo *	184	28
McKesson Corp	447	310
Medpace Holdings *	63	27
Medtronic PLC	4,581	413
Merck & Co Inc	9,006	704
Mettler-Toledo International Inc *	76	94
Moderna Inc *	1,287	38
Molina Healthcare Inc *	192	30
Natera *	465	62
Neurocrine Biosciences Inc *	346	44
Organon	639	6
Penumbra Inc *	144	36
Perrigo PLC	337	9
Pfizer Inc	20,330	474
QIAGEN	1,067	53
Quest Diagnostics Inc	396	66
Regeneron Pharmaceuticals Inc	374	204
Repligen Corp *	235	28
ResMed	523	142
REVOLUTION Medicines *	737	27
Revvity	437	38
Roche Holding AG	929	291
Roivant Sciences *	1,041	12
Royalty Pharma, Cl A	1,367	50
Sanofi	1,405	127
Sarepta Therapeutics *	228	4
Solventum *	507	36
Sotera Health *	374	4
STERIS PLC	356	81
Stryker Corp	1,227	482
Summit Therapeutics *	290	8

Adviser Managed Trust	5

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teleflex Inc	115	$14
Tempus AI, Cl A *	204	12
Tenet Healthcare Corp *	326	53
Thermo Fisher Scientific	1,350	631
Ultragenyx Pharmaceutical Inc *	221	6
United Therapeutics Corp *	159	44
UnitedHealth Group Inc	3,252	812
Universal Health Services Inc, Cl B	211	35
Veeva Systems Inc, Cl A *	527	150
Vertex Pharmaceuticals Inc *	920	420
Viatris, Cl W	4,371	38
Viking Therapeutics Inc *	264	9
Waters Corp *	216	62
West Pharmaceutical Services Inc	255	61
Zimmer Biomet Holdings Inc	710	65
Zoetis Inc, Cl A	1,598	233
		19,088
Industrials — 7.6%
3M	1,931	288
A O Smith	465	33
AAON Inc	167	14
Acuity Brands Inc	118	37
Advanced Drainage Systems	281	32
AECOM	469	53
AGCO	266	31
Air Lease Corp, Cl A	465	26
Alaska Air Group Inc *	531	28
Allegion PLC	295	49
Allison Transmission Holdings Inc	350	32
Amentum Holdings *	386	10
American Airlines Group Inc *	2,591	30
AMETEK Inc	827	153
API Group *	1,301	47
Applied Industrial Technologies Inc	140	38
Armstrong World Industries Inc	180	34
Automatic Data Processing Inc	1,457	451
Avis Budget Group Inc *	42	7
Axon Enterprise Inc *	266	201
Boeing *	2,590	575
Booz Allen Hamilton Holding, Cl A	449	48
Broadridge Financial Solutions Inc	429	106
Builders FirstSource Inc *	397	50
BWX Technologies Inc, Cl W	324	49
CACI International Inc, Cl A *	80	37
Carlisle Cos Inc	149	53
Carrier Global	2,874	197
Caterpillar Inc	1,651	723
CH Robinson Worldwide Inc	411	47
Cintas Corp	1,224	272
Clarivate *	995	4
Clean Harbors Inc *	179	42
CNH Industrial	3,095	40
Comfort Systems USA Inc	123	87
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Concentrix	115	$6
Copart *	3,154	143
Core & Main, Cl A *	668	43
Crane	185	36
CSX Corp	6,633	236
Cummins Inc	491	181
Curtiss-Wright Corp	132	65
Dayforce *	582	34
Deere	871	457
Delta Air Lines Inc	2,295	122
Donaldson Co Inc	467	34
Dover Corp	489	89
Dun & Bradstreet Holdings	752	7
Eaton Corp PLC	1,400	539
EMCOR Group Inc	160	100
Emerson Electric	2,018	294
Equifax Inc	449	108
Esab	234	31
Everus Construction Group *	126	9
Expeditors International of Washington Inc	467	54
Experian PLC	1,164	61
Fastenal Co	4,105	189
FedEx Corp	775	173
Ferguson Enterprises	693	155
Ferrovial	650	33
Flowserve Corp	545	31
Fortive Corp	1,220	58
Fortune Brands Innovations	306	17
FTAI Aviation	363	50
FTI Consulting Inc *	87	14
Gates Industrial Corp PLC *	1,071	27
GE Vernova	974	643
Generac Holdings *	224	44
General Dynamics Corp	910	284
General Electric	3,754	1,018
Genpact Ltd	691	30
Graco Inc	565	47
GXO Logistics *	525	26
Hayward Holdings *	354	5
HEICO Corp	152	50
HEICO Corp, Cl A	234	60
Hexcel Corp	400	24
Honeywell International Inc	2,300	511
Howmet Aerospace	1,429	257
Hubbell Inc, Cl B	193	84
Huntington Ingalls Industries Inc	144	40
IDEX	261	43
Illinois Tool Works Inc	1,051	269
Ingersoll Rand	1,447	122
ITT Inc	280	48
Jacobs Solutions	435	62
JB Hunt Transport Services Inc	280	40
Johnson Controls International plc	2,344	246

6	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
KBR Inc	586	$27
Kirby Corp *	246	23
Knight-Swift Transportation Holdings Inc, Cl A	652	28
L3Harris Technologies	674	185
Landstar System Inc	87	12
Leidos Holdings Inc	459	73
Lennox International Inc	115	70
Leonardo DRS	188	8
Lincoln Electric Holdings Inc	191	47
Loar Holdings *	105	8
Lockheed Martin Corp	749	315
Lyft, Cl A *	1,737	24
ManpowerGroup Inc	115	5
Masco Corp	731	50
MasTec *	224	42
MDU Resources Group	505	9
Middleby Corp/The *	213	31
MSA Safety Inc	161	29
MSC Industrial Direct Co Inc, Cl A	114	10
Mueller Industries Inc	409	35
Nordson Corp	196	42
Norfolk Southern	800	222
Northrop Grumman Corp	487	281
nVent Electric PLC	581	46
Old Dominion Freight Line Inc	667	100
Oshkosh Corp	259	33
Otis Worldwide	1,411	121
Owens Corning	300	42
PACCAR Inc	1,845	182
Parker-Hannifin Corp	458	335
Parsons *	114	8
Paychex Inc	1,165	168
Paycom Software Inc	182	42
Paylocity Holding Corp *	172	32
Pentair PLC	562	57
Quanta Services Inc	528	214
QXO *	2,126	43
RBC Bearings Inc *	108	42
Regal Rexnord	244	37
Republic Services Inc, Cl A	710	164
Robert Half	251	9
Rocket Lab Corp *	1,394	64
Rockwell Automation Inc	405	142
Rollins Inc	1,016	58
RTX	4,779	753
Ryder System Inc	173	31
Saia Inc *	107	32
Schneider Electric SE	692	180
Schneider National Inc, Cl B	115	3
Science Applications International	121	14
Sensata Technologies Holding PLC	371	11
Simpson Manufacturing Co Inc	180	32
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
SiteOne Landscape Supply *	111	$15
Snap-on	178	57
Southwest Airlines Co	1,777	55
Spirit AeroSystems Holdings Inc, Cl A *	583	23
SS&C Technologies Holdings	779	67
Standardaero *	336	10
Stanley Black & Decker Inc	562	38
Tetra Tech	978	36
Textron Inc	648	50
Timken Co/The	161	12
Toro	414	31
Trane Technologies	793	347
TransDigm Group	198	318
TransUnion	703	67
Trex Co Inc *	459	30
Uber Technologies *	7,183	630
U-Haul Holding *	211	12
U-Haul Holding, Cl B	249	13
Union Pacific Corp	2,120	471
United Continental Holdings Inc *	1,141	101
United Parcel Service Inc, Cl B	2,612	225
United Rentals Inc	232	205
Valmont Industries Inc	85	31
Veralto	861	90
Verisk Analytics, Cl A	508	142
Vertiv Holdings, Cl A	1,359	198
Waste Management Inc	1,311	300
Watsco Inc	124	56
WESCO International Inc	171	35
Westinghouse Air Brake Technologies	604	116
WillScot Holdings	445	13
Woodward	210	54
WW Grainger Inc	158	164
XPO *	404	49
Xylem Inc/NY	874	126
		20,031
Information Technology — 25.5%
Accenture PLC, Cl A	2,239	598
Adobe Inc *	1,522	544
Advanced Micro Devices Inc *	5,758	1,015
Akamai Technologies Inc *	524	40
Amdocs Ltd	410	35
Amkor Technology	280	6
Amphenol Corp, Cl A	4,307	459
Analog Devices Inc	1,781	400
Appfolio, Cl A *	103	28
Apple	52,682	10,935
Applied Materials Inc	2,910	524
AppLovin, Cl A *	852	333
Arista Networks *	3,691	455
Arrow Electronics Inc *	222	26
Astera Labs *	510	70
Atlassian, Cl A *	580	111

Adviser Managed Trust	7

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Aurora Innovation, Cl A *	4,315	$25
Autodesk Inc *	762	231
Avnet Inc	214	11
Bentley Systems, Cl B	566	33
BILL Holdings *	251	11
Broadcom Inc	16,506	4,848
Cadence Design Systems Inc *	977	356
CCC Intelligent Solutions Holdings *	2,417	23
CDW Corp/DE	480	84
Ciena Corp *	502	47
Cirrus Logic Inc *	132	13
Cisco Systems Inc	14,194	966
Cloudflare, Cl A *	1,100	228
Cognex Corp	782	32
Cognizant Technology Solutions Corp, Cl A	1,794	129
Coherent *	550	59
Confluent, Cl A *	1,087	19
Corning	2,824	179
Crane NXT	122	7
Crowdstrike Holdings, Cl A *	872	396
CyberArk Software *	30	12
Datadog, Cl A *	1,103	154
Dell Technologies Inc, Cl C	1,135	151
DocuSign, Cl A *	714	54
Dolby Laboratories Inc, Cl A	149	11
DoubleVerify Holdings *	355	5
Dropbox, Cl A *	553	15
DXC Technology Co *	444	6
Dynatrace *	1,041	55
Elastic *	355	30
Enphase Energy Inc *	328	11
Entegris Inc	546	43
EPAM Systems Inc *	209	33
ExlService Holdings Inc *	674	29
F5 *	202	63
Fair Isaac Corp *	85	122
First Solar *	364	64
Flex *	1,352	67
Fortinet Inc *	2,274	227
Gartner Inc *	272	92
Gen Digital	1,961	58
Gitlab, Cl A *	587	26
GLOBALFOUNDRIES *	244	9
Globant *	105	9
GoDaddy Inc, Cl A *	497	80
Guidewire Software Inc *	296	67
Hewlett Packard Enterprise Co	4,716	98
HP Inc	3,406	84
HubSpot Inc *	183	95
Informatica, Cl A *	201	5
Intel Corp	15,648	310
International Business Machines Corp	3,324	841
Intuit Inc	976	766
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
IPG Photonics Corp *	67	$5
Jabil Inc	372	83
Keysight Technologies *	628	103
KLA	477	419
Kyndryl Holdings *	871	33
Lam Research	4,589	435
Lattice Semiconductor Corp *	569	28
Littelfuse Inc	112	29
Lumentum Holdings *	286	31
MACOM Technology Solutions Holdings Inc *	240	33
Manhattan Associates Inc *	217	48
Marvell Technology	3,094	249
Microchip Technology Inc	1,902	129
Micron Technology Inc	3,997	436
Microsoft Corp	26,504	14,140
MicroStrategy Inc, Cl A *	892	358
MKS Instruments Inc	281	27
Monday.com *	20	5
MongoDB, Cl A *	281	67
Monolithic Power Systems Inc	167	119
Motorola Solutions Inc	597	262
nCino *	598	17
NetApp Inc	728	76
Nutanix Inc, Cl A *	910	68
NVIDIA Corp	83,649	14,879
Okta, Cl A *	589	58
ON Semiconductor Corp *	1,521	86
Onto Innovation *	122	12
Oracle Corp	5,917	1,502
Palantir Technologies, Cl A *	7,804	1,236
Palo Alto Networks Inc *	2,347	407
Pegasystems Inc	222	13
Procore Technologies *	430	31
PTC Inc *	432	93
Pure Storage Inc, Cl A *	1,107	66
Qorvo Inc *	367	31
QUALCOMM Inc	3,939	578
Ralliant Corp *	287	13
RingCentral, Cl A *	198	5
Roper Technologies	386	212
Rubrik, Cl A *	379	36
Salesforce	3,336	862
Samsara, Cl A *	980	37
Sandisk Corp *	621	27
SentinelOne, Cl A *	703	13
ServiceNow Inc *	738	696
Skyworks Solutions Inc	567	39
Snowflake, Cl A *	1,115	249
Super Micro Computer *	1,836	108
Synopsys Inc *	661	419
TD SYNNEX	285	41
Teledyne Technologies *	168	93
Teradata Corp *	237	5

8	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Teradyne Inc	586	$63
Texas Instruments Inc	3,253	589
Trimble Inc *	844	71
Twilio, Cl A *	500	65
Tyler Technologies Inc *	156	91
Ubiquiti	10	4
UiPath, Cl A *	1,060	12
Unity Software *	1,133	38
Universal Display Corp	116	17
VeriSign Inc	287	77
Vontier	373	15
Western Digital Corp	1,228	97
Workday Inc, Cl A *	771	177
Zebra Technologies Corp, Cl A *	183	62
Zoom Video Communications, Cl A *	948	70
Zscaler Inc *	348	99
		67,562
Materials — 1.7%
Air Products & Chemicals Inc	795	229
Albemarle Corp	450	30
Alcoa Corp	1,021	31
Amcor	8,184	76
Amrize LTD *	663	33
AptarGroup Inc	241	38
Ashland	117	6
ATI *	500	38
Avery Dennison	277	46
Axalta Coating Systems Ltd *	940	27
Ball	1,009	58
Carpenter Technology Corp	167	42
Celanese Corp, Cl A	476	25
CF Industries Holdings Inc	584	54
Cleveland-Cliffs Inc *	1,198	13
Corteva	2,441	176
CRH	2,421	231
Crown Holdings Inc	406	40
Dow Inc	2,617	61
DuPont de Nemours	1,523	109
Eagle Materials Inc	139	31
Eastman Chemical Co	439	32
Ecolab Inc	890	233
Element Solutions Inc	1,042	25
FMC Corp	309	12
Freeport-McMoRan	5,109	206
Graphic Packaging Holding Co	1,269	28
Holcim	662	53
Huntsman Corp	406	4
International Flavors & Fragrances Inc	937	67
International Paper Co	1,902	89
James Hardie Industries PLC *	740	19
Linde	1,672	770
Louisiana-Pacific Corp	156	14
LyondellBasell Industries NV, Cl A	935	54
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Martin Marietta Materials	214	$123
Mosaic Co/The	1,126	41
MP Materials *	520	32
NewMarket Corp	17	12
Newmont	3,972	247
Nucor Corp	823	118
Olin Corp	287	5
Packaging Corp of America	312	60
PPG Industries Inc	827	87
Reliance	183	53
Royal Gold Inc	240	36
RPM International Inc	447	52
Scotts Miracle-Gro Co/The, Cl A	107	7
Sealed Air Corp	362	11
Sherwin-Williams Co/The	833	276
Silgan Holdings	206	10
Smurfit WestRock	1,890	84
Sonoco Products Co	243	11
Steel Dynamics	496	63
Vulcan Materials	470	129
Westlake	83	7
		4,464
Real Estate — 1.8%
Agree Realty Corp ‡	420	30
Alexandria Real Estate Equities Inc ‡	637	49
American Homes 4 Rent, Cl A ‡	1,205	42
American Tower, Cl A ‡	1,674	349
Americold Realty Trust ‡	706	11
AvalonBay Communities Inc ‡	520	97
Brixmor Property Group Inc ‡	1,211	32
BXP ‡	574	38
Camden Property Trust ‡	372	41
CBRE Group Inc, Cl A *	1,073	167
CoStar Group Inc *	1,506	143
Cousins Properties ‡	415	11
Crown Castle ‡	1,565	164
CubeSmart ‡	850	33
Digital Realty Trust Inc ‡	1,208	213
EastGroup Properties Inc ‡	196	32
EPR Properties ‡	186	10
Equinix Inc ‡	349	274
Equity LifeStyle Properties Inc ‡	665	40
Equity Residential ‡	1,394	88
Essex Property Trust Inc ‡	223	58
Extra Space Storage Inc ‡	774	104
Federal Realty Investment Trust ‡	336	31
First Industrial Realty Trust Inc ‡	328	16
Gaming and Leisure Properties Inc ‡	925	42
Healthcare Realty Trust, Cl A ‡	878	14
Healthpeak Properties ‡	2,495	42
Highwoods Properties Inc ‡	259	8
Host Hotels & Resorts Inc ‡	2,479	39
Howard Hughes Holdings *	77	5

Adviser Managed Trust	9

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Invitation Homes Inc ‡	2,255	$69
Iron Mountain ‡	1,059	103
Jones Lang LaSalle Inc *	172	47
Kilroy Realty Corp ‡	290	11
Kimco Realty ‡	2,404	51
Lamar Advertising Co, Cl A ‡	314	38
Lineage ‡	153	7
Medical Properties Trust Inc ‡	1,475	6
Mid-America Apartment Communities ‡	410	58
Millrose Properties	306	9
National Storage Affiliates Trust ‡	174	5
NNN ‡	745	31
Omega Healthcare Investors Inc ‡	1,012	39
Park Hotels & Resorts ‡	506	5
Prologis Inc ‡	3,327	355
Public Storage	571	155
Rayonier Inc ‡	383	9
Realty Income Corp ‡	3,244	182
Regency Centers Corp ‡	627	45
Rexford Industrial Realty ‡	886	32
SBA Communications Corp, Cl A ‡	388	87
Simon Property Group Inc	1,164	191
STAG Industrial Inc ‡	790	27
Sun Communities Inc ‡	448	56
UDR Inc ‡	1,149	45
Ventas Inc ‡	1,577	106
VICI Properties Inc, Cl A ‡	3,846	125
Vornado Realty Trust ‡	749	29
Welltower ‡	2,333	385
Weyerhaeuser Co ‡	2,639	66
WP Carey Inc ‡	773	50
Zillow Group Inc, Cl A *	115	9
Zillow Group Inc, Cl C *	636	51
		4,707
Utilities — 1.8%
AES Corp/VA	2,673	35
Alliant Energy Corp	874	57
Ameren Corp	954	97
American Electric Power Co Inc	1,925	218
American Water Works	719	101
Atmos Energy Corp	577	90
CenterPoint Energy	2,300	89
Clearway Energy Inc, Cl A	86	3
Clearway Energy Inc, Cl C	204	7
CMS Energy Corp	1,064	79
Consolidated Edison Inc	1,293	134
Constellation Energy	1,119	389
Dominion Energy Inc	3,057	179
DTE Energy	740	102
Duke Energy	2,788	339
Edison International	1,389	72
Entergy Corp	1,540	139
Essential Utilities	979	36
Description	Shares	Market Value ($ Thousands)
COMMON STOCK†† (continued)
Evergy Inc	782	$55
Exelon Corp	3,639	164
FirstEnergy Corp	2,027	87
IDACORP Inc, Cl Rights	233	29
National Fuel Gas	359	31
NextEra Energy	7,373	524
NiSource Inc	1,541	65
NRG Energy Inc	705	118
OGE Energy	769	35
PG&E	7,899	111
Pinnacle West Capital Corp	413	37
PPL Corp	2,698	96
Public Service Enterprise Group	1,781	160
Sempra	2,344	191
Southern Co/The	3,934	372
Talen Energy *	162	61
UGI Corp	867	31
Vistra	1,212	253
WEC Energy Group	1,123	123
Xcel Energy Inc	2,075	152
		4,861

Total Common Stock
(Cost $201,059) ($ Thousands)		209,766

FOREIGN COMMON STOCK — 8.4%

Australia — 0.6%
Communication Services — 0.0%
CAR Group	487	12
REA Group	68	10
Telstra Group	5,159	17
		39
Consumer Discretionary — 0.1%
Aristocrat Leisure Ltd	717	32
Lottery	2,878	10
Wesfarmers Ltd	1,438	79
		121
Consumer Staples — 0.0%
Coles Group Ltd	1,712	23
Woolworths Group Ltd	1,555	31
		54
Energy — 0.0%
Santos Ltd	4,150	21
Woodside Energy Group	2,414	41
		62
Financials — 0.3%
ANZ Group Holdings	3,766	74
ASX Ltd	251	11

10	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Commonwealth Bank of Australia	2,116	$241
Insurance Australia Group	3,031	17
Macquarie Group Ltd	459	64
Medibank Pvt Ltd	3,550	12
National Australia Bank Ltd	3,878	96
QBE Insurance Group Ltd	1,923	28
Suncorp Group Ltd	1,386	19
Westpac Banking	4,336	94
		656
Health Care — 0.0%
Cochlear Ltd	84	17
Pro Medicus	74	15
Sigma Healthcare	5,964	11
Sonic Healthcare	590	11
		54
Industrials — 0.0%
Brambles Ltd	1,750	27
Computershare Ltd	674	18
Qantas Airways	969	7
Reece	139	1
Seven Group Holdings	264	9
Transurban Group	3,954	35
Washington H Soul Pattinson & Co Ltd	311	8
		105
Information Technology — 0.0%
WiseTech Global	257	19

Materials — 0.2%
BHP Group	6,422	162
BlueScope Steel Ltd	569	9
Evolution Mining	2,577	12
Fortescue	2,161	25
Glencore PLC	13,011	52
James Hardie Industries ADR *	362	9
Northern Star Resources	1,738	17
Rio Tinto Ltd	472	34
Rio Tinto PLC	1,430	85
South32	5,826	11
		416
Real Estate — 0.0%
Goodman Group ‡	2,577	58
Scentre Group ‡	6,678	16
Stockland ‡	3,098	11
Vicinity ‡	5,043	8
		93
Utilities — 0.0%
APA Group	1,691	9
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Origin Energy Ltd	2,207	$16
		25
Total Australia		1,644

Austria — 0.0%
Energy — 0.0%
OMV	190	10

Financials — 0.0%
Erste Group Bank AG	392	36

Materials — 0.0%
Mondi	572	8

Utilities — 0.0%
Verbund AG	89	6

Total Austria		60
Belgium — 0.1%
Communication Services — 0.0%
Liberty Global, Cl A *	412	4
Liberty Global, Cl C *	380	4
		8
Consumer Discretionary — 0.0%
Ageas	192	13
D'ieteren Group	28	6
		19
Consumer Staples — 0.1%
Anheuser-Busch InBev SA/NV	1,252	72
Lotus Bakeries	1	9
		81
Financials — 0.0%
Groupe Bruxelles Lambert SA	108	9
KBC Group NV	292	31
Sofina	20	6
		46
Health Care — 0.0%
UCB SA	161	35

Materials — 0.0%
Syensqo	95	7

Adviser Managed Trust	11

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Elia Group	64	$7

Total Belgium		203

Bermuda — 0.0%
Financials — 0.0%
RenaissanceRe Holdings Ltd	178	43

Brazil — 0.1%
Financials — 0.1%
NU Holdings, Cl A *	11,407	139
XP, Cl A	1,676	27
		166
Materials — 0.0%
Yara International ASA	215	8

Total Brazil		174

Canada — 0.1%
Consumer Discretionary — 0.0%
Restaurant Brands International	1,174	80

Financials — 0.1%
Brookfield Asset Management, Cl A	1,385	85

Industrials — 0.0%
RB Global	646	70

Utilities — 0.0%
Brookfield Renewable	341	13

Total Canada		248

Chiina — 0.0%
Industrials — 0.0%
Yangzijiang Shipbuilding Holdings Ltd	3,400	7

Chile — 0.0%
Materials — 0.0%
Antofagasta PLC	508	13
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
China — 0.0%
Consumer Discretionary — 0.0%
Prosus	1,657	$95

Consumer Staples — 0.0%
Wilmar International Ltd	2,500	6

Financials — 0.0%
BOC Hong Kong Holdings Ltd	4,500	20

Industrials — 0.0%
SITC International Holdings	1,000	3

Real Estate — 0.0%
Wharf Holdings Ltd/The	1,000	3

Total China		127

Denmark — 0.2%
Consumer Discretionary — 0.0%
Pandora A/S	105	17

Consumer Staples — 0.0%
Carlsberg A/S, Cl B	122	15

Financials — 0.0%
Danske Bank A/S	877	35
Tryg A/S	438	11
		46
Health Care — 0.1%
Coloplast A/S, Cl B	162	15
Demant A/S *	54	2
Genmab A/S *	82	18
Novo Nordisk, Cl B	4,072	190
		225
Industrials — 0.1%
AP Moller - Maersk A/S, Cl A	4	8
AP Moller - Maersk A/S, Cl B	5	10
DSV	259	58
ROCKWOOL, Cl B	125	5
Vestas Wind Systems	1,290	24
		105
Materials — 0.0%
Novonesis (Novozymes) B, Cl B	449	29

12	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Orsted A/S *	218	$10

Total Denmark		447
Finland — 0.1%
Communication Services — 0.0%
Elisa	184	9

Consumer Discretionary — 0.0%
Amer Sports *	677	25

Consumer Staples — 0.0%
Kesko, Cl B	355	8

Energy — 0.0%
Neste Oyj	551	9

Financials — 0.1%
Nordea Bank Abp	3,985	58
Sampo, Cl A	3,080	33
		91
Health Care — 0.0%
Orion Oyj, Cl B	140	11
Industrials — 0.0%
Kone, Cl B	433	27
Metso	803	10
Wartsila Abp	645	18
		55
Information Technology — 0.0%
Nokia	6,777	28

Materials — 0.0%
Stora Enso, Cl R	757	8
UPM-Kymmene	683	18
		26
Utilities — 0.0%
Fortum	580	11

Total Finland		273
France — 0.8%
Communication Services — 0.0%
Bollore SA	932	5
Orange SA	2,368	36
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Publicis Groupe	291	$27
		68
Consumer Discretionary — 0.1%
Accor SA	252	13
Cie Generale des Etablissements Michelin
SCA	853	30
Hermes International SCA	40	98
Kering	95	23
Klepierre SA ‡	278	11
La Francaise des Jeux SAEM	147	5
Renault SA	249	9
Sodexo SA	116	7
		196
Consumer Staples — 0.0%
Carrefour SA	702	10
Danone SA	819	67
Pernod Ricard SA	257	27
		104
Energy — 0.1%
TotalEnergies	2,585	154

Financials — 0.2%
Amundi SA	81	6
AXA SA	2,243	109
BNP Paribas SA	1,288	118
Edenred	313	9
Eurazeo SE	26	2
LVMH Moet Hennessy Louis Vuitton	348	187
Societe Generale SA	914	58
		489
Health Care — 0.1%
BioMerieux	54	8
EssilorLuxottica SA	377	112
Ipsen	50	6
Sartorius Stedim Biotech	38	8
		134
Industrials — 0.2%
Aeroports de Paris	46	6
Airbus SE	752	152
Alstom SA *	448	10
Bouygues SA	245	10
Bureau Veritas	409	13
Cie de Saint-Gobain	570	65
Credit Agricole SA	1,351	25
Dassault Aviation	25	8
Eiffage SA	88	12
Getlink SE	395	7

Adviser Managed Trust	13

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Legrand	333	$49
Rexel SA	290	9
Safran SA	456	151
Teleperformance	70	7
Thales SA	118	32
Vinci SA	627	87
		643
Information Technology — 0.0%
Capgemini SE	207	31
Dassault Systemes	853	28
		59
Materials — 0.1%
Air Liquide	732	145
Arkema SA	35	2
L'Oreal SA	304	135
		282
Real Estate — 0.0%
Covivio ‡	34	2
Gecina SA ‡	60	6
Unibail-Rodamco-Westfield ‡	156	15
		23
Utilities — 0.0%
Engie SA	2,318	52
Veolia Environnement SA	802	28
		80
Total France		2,232
Germany — 0.9%
Communication Services — 0.1%
CTS Eventim & KGaA	81	9
Deutsche Telekom AG	4,416	159
Scout24	96	13
		181
Consumer Discretionary — 0.1%
adidas AG	217	42
Allianz	488	193
Bayerische Motoren Werke AG	369	35
Birkenstock Holding *	130	7
Continental AG	142	12
Mercedes-Benz Group	916	52
Zalando *	291	8
		349
Consumer Staples — 0.0%
Beiersdorf AG	127	16
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Henkel AG & Co KGaA	134	$9
		25
Financials — 0.1%
Commerzbank AG	1,130	41
Deutsche Bank AG	2,346	78
Deutsche Boerse AG	239	69
Hannover Rueck SE	77	24
Muenchener Rueckversicherungs-
Gesellschaft in Muenchen	169	111
Talanx	83	11
		334
Health Care — 0.1%
Bayer	1,248	39
Fresenius Medical Care AG & Co KGaA	282	14
Fresenius SE & Co KGaA	539	26
Merck KGaA	165	21
Siemens Healthineers AG	432	23
		123
Industrials — 0.2%
Brenntag AG	159	10
Daimler Truck Holding	605	30
Deutsche Lufthansa AG	784	7
Deutsche Post	1,218	55
GEA Group AG	189	14
Knorr-Bremse	94	9
MTU Aero Engines AG	69	30
Rational	7	5
Rheinmetall	57	113
Siemens	961	245
Siemens Energy *	861	100
		618
Information Technology — 0.2%
Infineon Technologies	1,655	65
Nemetschek	75	11
SAP SE	1,320	379
		455
Materials — 0.1%
BASF	1,132	56
Covestro AG *	230	16
Evonik Industries AG	335	7
Heidelberg Materials	170	39
Symrise, Cl A	170	15
		133
Real Estate — 0.0%
LEG Immobilien	97	8

14	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Vonovia SE	943	$29
		37
Utilities — 0.0%
E.ON SE	2,849	52
RWE AG	804	33
		85
Total Germany		2,340
Guatemala — 0.0%
Communication Services — 0.0%
Millicom International Cellular	255	10

Hong Kong — 0.2%
Communication Services — 0.0%
HKT Trust & HKT Ltd	5,000	8

Consumer Staples — 0.0%
WH Group Ltd	11,000	11

Financials — 0.1%
AIA Group Ltd	13,600	127
Futu Holdings ADR	35	5
Hang Seng Bank Ltd	1,000	15
Hong Kong Exchanges & Clearing Ltd	1,500	81
Prudential PLC	3,316	42
		270
Industrials — 0.0%
Jardine Matheson Holdings Ltd	200	11
MTR Corp Ltd	2,000	7
Techtronic Industries Co Ltd	2,000	24
		42
Real Estate — 0.1%
CK Asset Holdings Ltd	2,500	11
Henderson Land Development Co Ltd	2,000	7
Hongkong Land Holdings Ltd	1,400	8
Link ‡	3,300	18
Sino Land Co Ltd	4,000	5
Sun Hung Kai Properties Ltd	2,000	24
Swire Pacific Ltd, Cl A	500	5
Wharf Real Estate Investment Co Ltd	2,000	6
		84
Utilities — 0.0%
CK Infrastructure Holdings Ltd	500	4
CLP Holdings	2,000	17
Hong Kong & China Gas	14,000	13
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Power Assets Holdings	2,000	$13
		47
Total Hong Kong		462
Ireland — 0.0%
Consumer Staples — 0.0%
Kerry Group PLC, Cl A	211	20

Financials — 0.0%
AIB Group PLC	2,678	21
Bank of Ireland Group PLC	1,261	17
		38
Industrials — 0.0%
AerCap Holdings NV	200	21
Kingspan Group PLC	198	17
		38
Total Ireland		96
Israel — 0.1%
Financials — 0.1%
Bank Hapoalim BM	1,598	30
Bank Leumi Le-Israel	1,907	35
Israel Discount Bank, Cl A	1,577	15
Mizrahi Tefahot Bank Ltd	200	13
		93
Health Care — 0.0%
Teva Pharmaceutical Industries ADR *	1,500	23

Industrials — 0.0%
Elbit Systems Ltd	34	16

Information Technology — 0.0%
Check Point Software Technologies *	150	28
Nice Ltd *	81	13
Wix.com Ltd *	40	5
		46
Materials — 0.0%
ICL Group	1,013	6

Real Estate — 0.0%
Azrieli Group	56	6

Total Israel		190

Adviser Managed Trust	15

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Italy — 0.3%
Communication Services — 0.0%
Infrastrutture Wireless Italiane	200	$2
Telecom Italia *	14,052	7
		9
Consumer Discretionary — 0.0%
Ferrari	160	70
Moncler SpA	299	16
		86
Consumer Staples — 0.0%
Coca-Cola HBC AG	280	14
Davide Campari-Milano	811	6
		20
Energy — 0.0%
Eni SpA	2,797	48

Financials — 0.1%
Banca Mediolanum	137	2
Banco BPM	1,455	18
BPER Banca SPA	1,284	13
FinecoBank Banca Fineco	784	17
Intesa Sanpaolo SpA	19,160	116
Mediobanca Banca di Credito Finanziario	643	14
Nexi	302	2
Poste Italiane	589	13
UniCredit SpA	1,775	131
Unipol Gruppo	465	9
		335
Health Care — 0.0%
DiaSorin	14	1
Recordati Industria Chimica e Farmaceutica	149	9
		10
Industrials — 0.1%
Generali	1,097	41
Leonardo SpA	516	28
Prysmian SpA	358	29
Ryanair Holdings	1,083	32
		130
Utilities — 0.1%
Enel SpA	10,301	91
Snam SpA	2,588	15
Terna - Rete Elettrica Nazionale	1,801	18
		124
Total Italy		762
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Japan — 1.9%
Communication Services — 0.2%
Capcom	400	$10
Dentsu Group	300	6
KDDI Corp	3,900	64
Konami Group	100	14
LY	3,700	14
Nexon Co Ltd	400	7
Nintendo Co Ltd	1,400	117
Nippon Telegraph & Telephone Corp	38,000	38
SoftBank	36,300	53
SoftBank Group Corp	1,200	92
Toho Co Ltd/Tokyo	100	6
		421
Consumer Discretionary — 0.3%
Aisin	700	10
Asics Corp	800	19
Bandai Namco Holdings Inc	800	26
Bridgestone Corp	700	28
Denso Corp	2,400	33
Fast Retailing	200	61
Honda Motor Co Ltd	5,400	56
Isuzu Motors Ltd	700	9
Nissan Motor Co Ltd *	2,900	6
Nitori Holdings Co Ltd	100	8
Oriental Land Co Ltd/Japan	1,400	29
Pan Pacific International Holdings Corp	500	17
Panasonic Holdings	3,000	28
Rakuten Group *	2,000	10
Sanrio	200	8
Sekisui Chemical Co Ltd	500	9
Sekisui House	800	17
Shimano Inc	100	11
Sony Group	7,800	188
Subaru Corp	800	15
Sumitomo Electric Industries	900	22
Suzuki Motor Corp	2,000	22
Toyota Motor Corp	12,000	214
Yamaha Motor Co Ltd	1,200	9
Zensho Holdings	100	5
ZOZO Inc	500	5
		865
Consumer Staples — 0.1%
Aeon Co Ltd	900	29
Ajinomoto Co Inc	1,200	32
Asahi Group Holdings	1,800	23
Japan Tobacco Inc	1,500	43
Kao	600	27
Kikkoman Corp	900	8
Kirin Holdings Co Ltd	1,000	13
Kobe Bussan	100	3

16	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
MatsukiyoCocokara	400	$8
MEIJI Holdings Co Ltd	300	6
Nissin Foods Holdings Co Ltd	300	6
Seven & i Holdings Co Ltd	2,800	37
Shiseido Co Ltd	500	8
Suntory Beverage & Food Ltd	100	3
Unicharm Corp	1,400	10
Yakult Honsha Co Ltd	200	3
		259
Energy — 0.0%
ENEOS Holdings	3,500	18
Idemitsu Kosan	600	4
Inpex	1,100	16
		38
Financials — 0.3%
Chiba Bank Ltd/The	700	6
Concordia Financial Group Ltd	1,300	9
Dai-ichi Life Holdings Inc	4,500	36
Daiwa Securities Group	1,700	12
Japan Exchange Group Inc	1,300	13
Japan Post Bank Co Ltd	2,300	26
Japan Post Holdings Co Ltd	2,300	21
Japan Post Insurance	300	8
Mitsubishi HC Capital	1,100	8
Mitsubishi UFJ Financial Group Inc	14,500	200
Mizuho Financial Group Inc	3,000	88
MS&AD Insurance Group Holdings Inc	1,600	34
Nomura Holdings Inc	3,800	25
ORIX	1,500	34
Resona Holdings Inc	2,700	25
SBI Holdings Inc/Japan	400	15
Sompo Holdings Inc	1,100	32
Sumitomo Mitsui Financial Group Inc	4,700	119
Sumitomo Mitsui Trust Holdings Inc	800	21
T&D Holdings	600	15
Tokio Marine Holdings Inc	2,300	92
		839
Health Care — 0.1%
Astellas Pharma Inc	2,300	24
Chugai Pharmaceutical Co Ltd	900	43
Daiichi Sankyo Co Ltd	2,200	54
Eisai Co Ltd	300	8
Hoya	400	51
Kyowa Hakko Kirin Co Ltd	300	5
M3 Inc	600	7
Olympus Corp	1,500	18
Ono Pharmaceutical Co Ltd	500	6
Otsuka Holdings	600	29
Shionogi & Co Ltd	1,000	17
Sysmex Corp	700	11
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Takeda Pharmaceutical Co Ltd	2,000	$55
Terumo Corp	1,700	29
		357
Industrials — 0.5%
AGC Inc/Japan	300	9
ANA Holdings Inc	100	2
Central Japan Railway Co	1,000	23
Dai Nippon Printing	500	8
Daifuku Co Ltd	400	10
Daikin Industries Ltd	300	37
East Japan Railway Co	1,200	26
FANUC	1,200	33
Fuji Electric Co Ltd	200	10
Fujikura	300	20
Hankyu Hanshin Holdings Inc	300	8
Hitachi Ltd	5,800	178
Hoshizaki	100	3
IHI Corp	200	22
ITOCHU Corp	1,500	79
Japan Airlines	100	2
Kajima Corp	500	13
Kawasaki Kisen Kaisha	500	7
Komatsu Ltd	1,100	36
Kubota	1,300	15
Makita Corp	300	9
Marubeni Corp	1,800	37
MINEBEA MITSUMI Inc	500	8
Mitsubishi Corp	4,300	85
Mitsubishi Electric Corp	2,400	54
Mitsubishi Heavy Industries Ltd	4,100	98
Mitsui & Co Ltd	3,100	63
Mitsui OSK Lines Ltd	400	14
MonotaRO Co Ltd	200	4
NIDEC CORP	1,100	21
Nippon Yusen	600	21
Obayashi Corp	800	12
Recruit Holdings Co Ltd	1,800	107
Secom	500	18
SG Holdings Co Ltd	200	2
SMC Corp/Japan	100	35
Sumitomo Corp	1,400	36
Taisei	200	12
Tokyo Metro	200	2
Tokyu Corp	700	8
TOPPAN Holdings	300	8
Toyota Industries Corp	200	21
Toyota Tsusho Corp	800	18
West Japan Railway Co	600	13
		1,247
Information Technology — 0.3%
Advantest	1,000	67

Adviser Managed Trust	17

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Allegro MicroSystems *	291	$9
Canon Inc	1,200	34
Disco Corp	100	30
FUJIFILM Holdings Corp	1,400	29
Fujitsu Ltd	2,200	48
Keyence Corp	200	72
Kyocera Corp	1,600	19
Lasertec	100	10
Murata Manufacturing Co Ltd	2,100	31
NEC Corp	1,600	46
Nomura Research Institute Ltd	500	20
NTT Data Group	400	10
Obic Co Ltd	400	14
Omron Corp	200	5
Oracle Corp Japan	100	11
Otsuka Corp	300	6
Renesas Electronics Corp	2,100	26
Ricoh Co Ltd	700	6
SCREEN Holdings	100	8
SCSK	200	6
Shimadzu Corp	300	7
TDK Corp	2,500	30
TIS	300	10
Tokyo Electron Ltd	600	96
Trend Micro Inc/Japan	200	12
Yokogawa Electric Corp	300	8
		670
Materials — 0.1%
Asahi Kasei	1,600	11
JFE Holdings Inc	700	8
Mitsubishi Chemical Group	1,800	10
Nippon Paint Holdings Co Ltd	1,200	10
Nippon Sanso Holdings	200	7
Nippon Steel Corp	1,200	23
Nitto Denko Corp	900	19
Shin-Etsu Chemical	2,300	66
Sumitomo Metal Mining Co Ltd	200	5
Toray Industries Inc	1,800	12
		171
Real Estate — 0.0%
Daito Trust Construction Co Ltd	100	10
Daiwa House Industry	700	23
Hulic Co Ltd	600	6
Mitsubishi Estate Co Ltd	1,400	26
Mitsui Fudosan Co Ltd	3,400	31
Nippon Building Fund ‡	10	9
Sumitomo Realty & Development	400	15
		120
Utilities — 0.0%
Chubu Electric Power Co Inc	800	10
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Kansai Electric Power Co Inc/The	1,200	$14
Osaka Gas Co Ltd	500	13
Tokyo Gas	400	13
		50
Total Japan		5,037

Jersey — 0.0%
Consumer Discretionary — 0.0%
Aptiv PLC *	829	57

Kazakhstan — 0.0%
Financials — 0.0%
Freedom Holding *	44	8

Luxembourg — 0.0%
Financials — 0.0%
CVC Capital Partners	280	5

Health Care — 0.0%
Eurofins Scientific	153	12

Materials — 0.0%
ArcelorMittal	600	19

Total Luxembourg		36

Macao — 0.0%
Consumer Discretionary — 0.0%
Galaxy Entertainment Group Ltd	3,000	14
Sands China Ltd	3,200	8
		22
Mexico — 0.0%
Materials — 0.0%
Southern Copper Corp	344	32

Netherlands — 0.4%
Communication Services — 0.0%
Koninklijke KPN NV	4,962	22
Universal Music Group	1,397	41
		63
Consumer Staples — 0.1%
Heineken	367	29
Heineken Holding NV	167	11
JDE Peet's	224	7

18	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Koninklijke Ahold Delhaize	1,159	$46
		93
Financials — 0.1%
ABN AMRO Group NV	587	17
Adyen NV *	32	55
Aegon	1,704	13
ASR Nederland	190	13
Euronext	100	16
EXOR	114	11
ING Groep NV	3,987	93
NN Group NV	343	23
		241
Health Care — 0.0%
Argenx *	78	52
Koninklijke Philips NV	1,061	28
		80
Industrials — 0.0%
IMCD	76	8
Randstad NV	142	7
Wolters Kluwer NV	303	47
		62
Information Technology — 0.2%
ASML Holding NV	498	346
BE Semiconductor Industries	104	14
		360
Materials — 0.0%
Akzo Nobel NV	219	14
ASM International	60	29
		43
Total Netherlands		942
New Zealand — 0.0%
Financials — 0.0%
Infratil	1,197	8

Health Care — 0.0%
Fisher & Paykel Healthcare Corp Ltd	752	16

Industrials — 0.0%
Auckland International Airport Ltd	2,186	10

Information Technology — 0.0%
Xero *	209	24
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
Contact Energy	1,102	$6
Meridian Energy Ltd	1,720	6
		12
Total New Zealand		70
Norway — 0.0%
Communication Services — 0.0%
Telenor ASA	793	12

Consumer Staples — 0.0%
Mowi ASA	600	11
Orkla ASA	908	10
Salmar	41	2
		23
Energy — 0.0%
Aker BP ASA	409	10
Equinor	1,068	27
		37
Financials — 0.0%
DNB Bank	1,141	29
Gjensidige Forsikring ASA	261	7
		36
Industrials — 0.0%
Kongsberg Gruppen	563	17

Materials — 0.0%
Norsk Hydro ASA	1,817	11

Total Norway		136
Poland — 0.0%
Industrials — 0.0%
InPost *	138	2

Portugal — 0.0%
Consumer Staples — 0.0%
Jeronimo Martins SGPS SA	367	9

Energy — 0.0%
Galp Energia SGPS	540	10

Adviser Managed Trust	19

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Utilities — 0.0%
EDP	4,017	$18

Total Portugal		37

Puerto Rico — 0.0%
Financials — 0.0%
Popular Inc	277	32

Singapore — 0.2%
Communication Services — 0.1%
Sea Ltd ADR *	520	82
Singapore Telecommunications	9,500	28
		110
Consumer Discretionary — 0.0%
Genting Singapore Ltd	3,700	2

Financials — 0.1%
DBS Group Holdings Ltd	2,700	99
Oversea-Chinese Banking Corp Ltd	4,300	56
Singapore Exchange Ltd	1,100	14
United Overseas Bank Ltd	1,600	44
		213
Industrials — 0.0%
Grab Holdings, Cl A *	3,000	15
Keppel Corp Ltd	1,900	12
Singapore Airlines Ltd	1,900	10
Singapore Technologies Engineering	2,000	13
		50
Information Technology — 0.0%
STMicroelectronics	863	22

Real Estate — 0.0%
CapitaLand Ascendas ‡	4,800	10
CapitaLand Integrated Commercial Trust ‡	7,500	13
CapitaLand Investment	3,100	7
		30
Utilities — 0.0%
Sembcorp Industries Ltd	1,200	7

Total Singapore		434
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
South Africa — 0.0%
Materials — 0.0%
Anglo American	1,423	$40

South Korea — 0.1%
Consumer Discretionary — 0.1%
Coupang, Cl A *	4,478	132
Delivery Hero, Cl A *	250	7
		139

Spain — 0.3%
Communication Services — 0.0%
Cellnex Telecom	631	23
Telefonica SA	4,701	24

		47
Consumer Discretionary — 0.1%
Amadeus IT Group SA, Cl A	572	46
Industria de Diseno Textil SA	1,383	66
		112
Energy — 0.0%
Repsol SA	1,478	22

Financials — 0.1%
Banco Bilbao Vizcaya Argentaria SA	7,297	122
Banco de Sabadell SA	6,876	25
Banco Santander SA	19,171	165
Bankinter SA	870	13
CaixaBank SA	5,013	47
		372
Health Care — 0.0%
Grifols *	393	6

Industrials — 0.0%
ACS Actividades de Construccion y Servicios	233	16
Aena SME	956	26
		42
Utilities — 0.1%
Acciona	32	6
EDP Renovaveis	194	3
Endesa SA	409	12
Iberdrola	8,119	143
Redeia	524	10
		174

Total Spain		775

20	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Sweden — 0.3%
Communication Services — 0.0%
Tele2 AB, Cl B	708	$11
Telia Co AB	3,050	11
		22
Consumer Discretionary — 0.0%
Evolution	190	17
H & M Hennes & Mauritz, Cl B	732	10
		27
Consumer Staples — 0.0%
Essity AB, Cl B	770	19

Financials — 0.1%
EQT AB	477	16
Industrivarden AB, Cl A	157	6
Industrivarden AB, Cl C	202	7
Investor, Cl B	2,195	64
L E Lundbergforetagen AB, Cl B	47	2
Skandinaviska Enskilda Banken AB, Cl A	2,019	35
Svenska Handelsbanken AB, Cl A	1,863	23
Swedbank AB, Cl A	1,082	29
		182
Health Care — 0.0%
Swedish Orphan Biovitrum *	255	7

Industrials — 0.2%
AddTech, Cl B	335	11
Alfa Laval	371	16
Assa Abloy AB, Cl B	1,274	42
Atlas Copco, Cl A	3,408	52
Atlas Copco, Cl B	1,989	27
Beijer Ref, Cl B	501	9
Epiroc, Cl A	843	17
Epiroc, Cl B	505	9
Indutrade	355	9
Investment Latour, Cl B	91	2
Lifco, Cl B	301	11
Nibe Industrier, Cl B	1,968	9
Saab, Cl B	409	22
Securitas AB, Cl B	637	10
Skanska AB, Cl B	440	10
SKF AB, Cl B	441	10
Trelleborg, Cl B	262	10
Volvo AB, Cl B	2,015	58
		334
Information Technology — 0.0%
Hexagon, Cl B	2,646	29
Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Telefonaktiebolaget LM Ericsson, Cl B	3,541	$26
		55
Materials — 0.0%
Boliden *	367	11
Holmen, Cl B	47	2
Sandvik AB	1,357	33
Svenska Cellulosa, Cl B	786	10
		56
Real Estate — 0.0%
Fastighets Balder, Cl B *	940	7
Sagax, Cl B	289	6
		13

Total Sweden		715

Switzerland — 0.6%
Communication Services — 0.0%
Swisscom AG	33	23

Consumer Discretionary — 0.1%
Avolta	115	6
Cie Financiere Richemont SA, Cl A	680	111
On Holding, Cl A *	793	38
Swatch Group	38	7
		162
Consumer Staples — 0.0%
Barry Callebaut	5	6
Chocoladefabriken Lindt & Spruengli AG	2	30
		36
Financials — 0.2%
Baloise Holding AG	53	13
Banque Cantonale Vaudoise	19	2
Helvetia Holding	48	12
Julius Baer Group Ltd	264	18
Partners Group Holding AG	29	39
Swiss Life Holding AG	37	38
UBS Group	4,162	155
Zurich Insurance Group AG	185	126
		403
Health Care — 0.2%
Galderma Group	152	23
Lonza Group AG	92	64
Novartis AG	2,404	274
Sandoz Group	532	31
Sonova Holding AG	65	18
Straumann Holding	143	17
		427

Adviser Managed Trust	21

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Continued)

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Industrials — 0.1%
ABB Ltd	2,002	$131
Geberit	43	33
Kuehne + Nagel International AG	62	13
Schindler Holding	82	29
SGS	206	21
VAT Group	35	12
		239
Information Technology — 0.0%
Logitech International	195	18
Temenos AG	35	3
		21
Materials — 0.0%
DSM-Firmenich	237	23
EMS-Chemie Holding AG	9	7
Givaudan	12	50
SIG Group	399	6
Sika AG	194	46
		132
Real Estate — 0.0%
Swiss Prime Site AG	103	14

Utilities — 0.0%
BKW	28	6
Total Switzerland		1,463

United Kingdom — 1.1%
Communication Services — 0.0%
Auto Trader Group PLC	1,132	12
BT Group PLC, Cl A	7,636	21
Informa PLC	1,687	19
Vodafone Group PLC	25,412	28
WPP PLC	1,405	8
		88
Consumer Discretionary — 0.2%
Barratt Developments PLC	1,781	9
Compass Group PLC	2,151	76
Entain PLC	786	11
Flutter Entertainment *	626	189
InterContinental Hotels Group PLC	189	22
JD Sports Fashion	1,592	2
Kingfisher PLC	2,317	8
Marks & Spencer Group	2,649	12
Next PLC	149	24
Pearson PLC	771	11

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Whitbread PLC	229	$9
		373
Consumer Staples — 0.2%
Associated British Foods PLC	420	12
British American Tobacco PLC	2,507	135
Coca-Cola Europacific Partners	300	29
Diageo PLC	2,821	68
Imperial Brands PLC	994	39
J Sainsbury PLC	2,282	9
Reckitt Benckiser Group PLC	865	65
Tesco PLC	8,543	48
Unilever PLC	3,164	184
		589
Energy — 0.0%
TechnipFMC	1,484	54

Financials — 0.3%
3i Group PLC	1,234	68
Admiral Group PLC	334	15
Aviva	3,886	33
Barclays PLC	18,119	89
HSBC Holdings PLC	22,347	273
Legal & General Group PLC	7,488	25
Lloyds Banking Group PLC	76,217	78
London Stock Exchange Group PLC	604	74
M&G PLC	2,954	10
NatWest Group	10,241	71
Phoenix Group Holdings PLC	914	8
Schroders	493	3
Standard Chartered PLC	2,564	46
Wise, Cl A *	857	12
		805
Health Care — 0.1%
AstraZeneca PLC	1,961	287
Hikma Pharmaceuticals PLC	219	6
Smith & Nephew PLC	1,067	16
		309
Industrials — 0.2%
Ashtead Group PLC	549	37
BAE Systems PLC	3,815	91
Bunzl PLC	422	13
CK Hutchison Holdings Ltd	3,500	23
DCC PLC	129	8
Intertek Group PLC	206	13
Melrose Industries	1,645	11
RELX PLC	2,338	122
Rentokil Initial PLC	3,241	16
Rolls-Royce Holdings PLC	10,728	153

22	Adviser Managed Trust

Description	Shares	Market Value ($ Thousands)
FOREIGN COMMON STOCK (continued)
Smiths Group PLC	432	$13
Spirax Group	96	8
		508
Information Technology — 0.0%
Halma PLC	485	21
Sage Group PLC/The	1,255	20
		41
Materials — 0.0%
Anglogold Ashanti	1,800	83
Croda International PLC	174	6
International Consolidated Airlines Group SA	1,616	8
		97
Real Estate — 0.0%
Land Securities Group PLC ‡	925	7
Segro PLC ‡	1,651	14
		21
Utilities — 0.1%
Centrica PLC	6,464	14
National Grid PLC	6,204	87
Severn Trent PLC	348	12
SSE PLC	1,407	35
United Utilities Group PLC	877	13
		161
Total United Kingdom		3,046

Total Foreign Common Stock
(Cost $22,357) ($ Thousands)		22,354

EXCHANGE TRADED FUNDS — 0.1%

Equity — 0.1%
iShares Russell 2000 ETF	400	87
SPDR S&P 500 ETF Trust	180	114
		201
Total Exchange Traded Funds
(Cost $161) ($ Thousands)		201

PREFERRED STOCK — 0.0%

Consumer Discretionary — 0.0%
Bayerische Motoren Werke AG (A)	73	6
Dr Ing hc F Porsche (A)	149	8
Porsche Automobil Holding SE (A)	199	8
Volkswagen AG (A)	263	28
		50
Description	Shares	Market Value ($ Thousands)
PREFERRED STOCK (continued)
Consumer Staples — 0.0%
Henkel AG & Co KGaA (A)	217	$17

Health Care — 0.0%
Sartorius AG (A)	34	7

Total Preferred Stock
(Cost $76) ($ Thousands)		74

CASH EQUIVALENT — 1.0%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230%**†	2,587,554	2,588
Total Cash Equivalent
(Cost $2,588) ($ Thousands)		2,588
Total Investments in Securities — 88.8%
(Cost $226,241) ($ Thousands)		$234,983

Adviser Managed Trust	23

SCHEDULE OF INVESTMENTS

July 31, 2025

Diversified Equity Fund (Concluded)

A list of the open futures contracts held by the Fund at July 31, 2025, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Depreciation)(Thousands)
Long Contracts
MSCI EAFE Index	3	Sep-2025	$399	$393	$(6)
MSCI EAFE Index	83	Sep-2025	10,775	10,845	70
MSCI Emerging Markets	148	Sep-2025	9,015	9,163	148
Russell 2000 Index E-MINI	83	Sep-2025	9,026	9,213	187
S&P 500 Index E-MINI	8	Sep-2025	2,476	2,550	74
			$31,691	$32,164	$473

Percentages are based on a Net Assets of $264,562 ($ Thousands).

*	Non-income producing security.
**	Rate shown is the 7-day effective yield as of July 31, 2025.
‡	Real Estate Investment Trust.
†	Investment in Affiliated Security.
††	Narrow Industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting.

(A)	There is currently no rate available.

ADR — American Depositary Receipt

Cl — Class

EAFE — Europe, Australasia and Far East

ETF — Exchange-Traded Fund

Ltd. — Limited

PLC — Public Limited Company

S&P— Standard & Poor's

SPDR — Standard & Poor's Depository Receipt

As of July 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended July 31, 2025 ($ Thousands):

Security Description	Value 7/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$3,692	$24,983	$(26,087)	$—	$—	$2,588	$142	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

24	Adviser Managed Trust

SCHEDULE OF INVESTMENTS

July 31, 2025

Enhanced Fixed Income Fund

Description	Shares	Market Value ($ Thousands)
EXCHANGE TRADED FUNDS — 99.7%
Fixed Income — 99.7%
SPDR Bloomberg Emerging Markets USD Bond ETF	677,404	$16,718
SPDR Portfolio High Yield Bond ETF	699,479	16,578

Total Exchange Traded Funds
(Cost $32,928) ($ Thousands)		33,296

CASH EQUIVALENT — 0.1%
SEI Daily Income Trust, Government Fund, Institutional Class
4.230% **†	25,956	26
Total Cash Equivalent
(Cost $26) ($ Thousands)		26

Total Investments — 99.8%
(Cost $32,954) ($ Thousands)		$33,322

Percentages are based on a Net Assets of $33,400 ($ Thousands).
**	Rate shown is the 7-day effective yield as of July 31, 2025.
†	Investment in Affiliated Security.

ETF — Exchange-Traded Fund

SPDR — Standard & Poor's Depository Receipt

USD — U.S. Dollar

As of July 31, 2025, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The following is a summary of the Fund’s transactions with affiliates for the year ended July 31, 2025 ($ Thousands):

Security Description	Value 7/31/2024	Purchases at Cost	Proceeds from Sales	Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value 7/31/2025	Income	Capital Gains
SEI Daily Income Trust, Government Fund, Institutional Class	$297	$3,005	$(3,276)	$—	$—	$26	$13	$—

Amounts designated as “—“ are either $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	25

SCHEDULE OF INVESTMENTS

July 31, 2025

Core Fixed Income Fund

Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS — 45.3%
U.S. Treasury Bonds
5.000%, 05/15/2045	$675	$685
4.750%, 11/15/2043	4,500	4,443
4.750%, 02/15/2045	1,600	1,573
4.750%, 11/15/2053	3,450	3,368
4.750%, 05/15/2055	500	489
4.625%, 11/15/2044	200	193
4.625%, 02/15/2055	500	479
4.500%, 11/15/2054	600	563
4.375%, 05/15/2041	300	288
4.375%, 08/15/2043	2,100	1,979
4.250%, 02/15/2054	500	449
4.250%, 08/15/2054	400	360
3.625%, 05/15/2053	100	80
3.000%, 08/15/2052	500	355
2.875%, 05/15/2049	200	142
2.875%, 05/15/2052	200	139
2.375%, 05/15/2051	200	125
2.250%, 05/15/2041	500	360
2.250%, 02/15/2052	500	301
1.875%, 02/15/2051	300	166
1.875%, 11/15/2051	200	110
1.375%, 11/15/2040	200	127
U.S. Treasury Notes
4.625%, 06/15/2027	500	506
4.625%, 04/30/2029	400	410
4.625%, 04/30/2031	500	515
4.625%, 05/31/2031	500	515
4.625%, 02/15/2035	1,700	1,737
4.500%, 05/15/2027	300	303
4.500%, 11/15/2033	1,800	1,832
4.375%, 12/15/2026	5,000	5,020
4.375%, 07/15/2027	500	504
4.375%, 11/30/2028	500	507
4.375%, 12/31/2029	500	509
4.375%, 01/31/2032	1,000	1,015
4.375%, 05/15/2034	800	805
4.250%, 12/31/2026	500	501
4.250%, 02/28/2029	650	657
4.250%, 01/31/2030	500	506
4.250%, 02/28/2031	300	304
4.250%, 06/30/2031	1,000	1,010
4.250%, 11/15/2034	300	298
4.250%, 05/15/2035	300	297
4.125%, 10/31/2026	500	500
4.125%, 01/31/2027	1,500	1,502
4.125%, 07/31/2028	500	503
4.125%, 03/31/2029	400	403
4.125%, 11/30/2029	500	504
4.125%, 02/29/2032	500	500
4.000%, 01/15/2027	6,000	5,995
4.000%, 12/15/2027	500	501
4.000%, 01/31/2029	5,500	5,516
Description	Face Amount (Thousands)	Market Value ($ Thousands)
U.S. TREASURY OBLIGATIONS (continued)
4.000%, 07/31/2029	$500	$501
4.000%, 03/31/2030	2,000	2,005
4.000%, 01/31/2031	4,950	4,947
4.000%, 06/30/2032	1,000	992
4.000%, 07/31/2032	400	397
3.875%, 03/31/2027	1,300	1,297
3.875%, 07/31/2027	1,400	1,398
3.875%, 10/15/2027	500	500
3.875%, 03/15/2028	400	400
3.875%, 07/15/2028	1,200	1,200
3.875%, 08/15/2033	200	195
3.875%, 08/15/2034	600	581
3.750%, 06/30/2027	600	598
3.750%, 08/15/2027	500	498
3.750%, 04/15/2028	3,000	2,989
3.750%, 12/31/2028	3,500	3,483
3.750%, 12/31/2030	3,250	3,210
3.750%, 08/31/2031	400	393
3.625%, 08/31/2029	500	494
3.625%, 03/31/2030	200	197
3.625%, 09/30/2031	500	488
3.500%, 02/15/2033	300	287
3.375%, 09/15/2027	500	495
2.875%, 05/15/2028	250	243

Total U.S. Treasury Obligations
(Cost $79,102) ($ Thousands)		78,237

MORTGAGE-BACKED SECURITIES — 25.8%
Agency Mortgage-Backed Obligations — 25.0%
FHLMC
6.500%, 02/01/2054	305	317
6.000%, 11/01/2053 to 06/01/2055	1,818	1,845
5.500%, 03/01/2054 to 06/01/2055	1,109	1,104
5.000%, 12/01/2053 to 01/01/2055	724	706
4.500%, 10/01/2052 to 11/01/2052	2,049	1,948
4.000%, 11/01/2052	688	636
3.500%, 07/01/2038 to 09/01/2052	2,173	1,990
3.000%, 04/01/2052	1,670	1,430
2.500%, 12/01/2050 to 07/01/2051	1,096	905
2.000%, 09/01/2041 to 09/01/2051	2,713	2,181
FHLMC Multifamily Structured Pass Through Certificates, Ser K528, Cl A2
4.508%, 07/25/2029	51	52
FHLMC Multifamily Structured Pass-Through Certificates, Ser 158, Cl A2
4.050%, 07/25/2033	350	338
FHLMC Multifamily Structured Pass-Through Certificates, Ser K508, Cl A2
4.740%, 08/25/2028(A)	500	505

26	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
FHLMC Multifamily Structured Pass-Through Certificates, Ser K511, Cl A2
4.860%, 10/25/2028	$400	$406
FNMA
6.500%, 11/01/2053	602	621
6.000%, 09/01/2054	466	473
5.500%, 07/01/2053 to 02/01/2055	1,218	1,215
5.000%, 10/01/2053	1,084	1,058
4.000%, 08/01/2052 to 07/01/2055	857	791
3.500%, 01/01/2048	502	456
3.000%, 07/01/2037 to 06/01/2052	1,597	1,408
2.500%, 03/01/2037 to 06/01/2052	5,120	4,274
2.000%, 06/01/2036 to 03/01/2052	6,971	5,598
1.500%, 05/01/2037	897	793
GNMA
6.500%, 01/20/2054 to 08/20/2054	227	234
6.000%, 05/20/2053 to 03/20/2055	650	662
5.500%, 05/20/2054 to 09/20/2054	982	981
5.000%, 01/20/2053 to 01/20/2055	1,236	1,208
4.500%, 10/20/2052	867	828
4.000%, 10/20/2052	571	531
3.500%, 06/20/2052	1,088	981
3.000%, 09/20/2051	1,378	1,205
2.500%, 08/20/2051 to 04/20/2052	1,715	1,443
2.000%, 12/20/2050 to 03/20/2052	1,844	1,489
GNMA TBA
6.000%, 08/15/2036	200	203
5.500%, 07/01/2033	150	149
4.000%, 08/15/2055	200	184
UMBS TBA
7.000%, 08/01/2033	250	263
6.500%, 08/15/2037	200	206
6.000%, 08/01/2033	75	76
5.500%, 08/01/2037	300	298
3.500%, 08/15/2055	500	447
2.500%, 08/15/2055	650	532
2.000%, 08/15/2040	325	295
		43,265
Non-Agency Mortgage-Backed Obligations — 0.8%
BANK, Ser 2019-BN21, Cl A5
2.851%, 10/17/2052	275	254
BBCMS Mortgage Trust, Ser 2024-C24, Cl A5
5.419%, 02/15/2057	150	154
Benchmark Mortgage Trust, Ser 2020-B19, Cl A5
1.850%, 09/15/2053	350	303
BMO Mortgage Trust, Ser C8, Cl A5
5.598%, 03/15/2057(A)	135	140
GS Mortgage Securities Trust, Ser GSA2, Cl AAB
1.662%, 12/12/2053	95	89

Description	Face Amount (Thousands)	Market Value ($ Thousands)
MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Commercial Mortgage Trust, Ser 2022-C62, Cl A4
4.000%, 04/15/2055(A)	$350	$329
		1,269

Total Mortgage-Backed Securities
(Cost $44,828) ($ Thousands)		44,534

CORPORATE OBLIGATIONS — 25.3%
Communication Services — 1.6%
Alphabet
4.500%, 05/15/2035	100	98
AT&T
5.400%, 02/15/2034	250	256
3.650%, 06/01/2051	375	264
Charter Communications Operating
6.150%, 11/10/2026	250	254
5.250%, 04/01/2053	200	165
Comcast
5.350%, 05/15/2053	150	137
4.550%, 01/15/2029	250	252
Meta Platforms
5.400%, 08/15/2054	120	116
4.750%, 08/15/2034	25	25
4.300%, 08/15/2029	30	30
T-Mobile USA
5.125%, 05/15/2032	150	152
4.850%, 01/15/2029	250	253
Verizon Communications
3.400%, 03/22/2041	350	270
2.100%, 03/22/2028	250	236
Walt Disney
7.750%, 12/01/2045	200	251
		2,759
Consumer Discretionary — 1.6%
Amazon.com
3.300%, 04/13/2027	250	246
2.875%, 05/12/2041	150	112
American Honda Finance
4.450%, 10/22/2027	100	100
American Honda Finance MTN
5.050%, 07/10/2031	100	102
4.900%, 07/09/2027	30	30
AutoZone
5.125%, 06/15/2030	100	102
Council of Europe Development Bank
4.500%, 01/15/2030	80	82
Ford Motor Credit
6.050%, 03/05/2031	250	251

Adviser Managed Trust	27

SCHEDULE OF INVESTMENTS

July 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
General Motors Financial
5.900%, 01/07/2035	$200	$202
5.400%, 05/08/2027	100	101
Home Depot
4.950%, 09/30/2026	250	252
3.300%, 04/15/2040	150	118
Las Vegas Sands
3.500%, 08/18/2026	200	197
Lowe's
2.800%, 09/15/2041	150	104
Marriott International
5.300%, 05/15/2034	100	101
McDonald's
5.450%, 08/14/2053	150	144
President and Fellows of Harvard College
4.887%, 03/15/2030	100	102
Starbucks
5.000%, 02/15/2034	100	101
4.850%, 02/08/2027	100	100
Toyota Motor Credit MTN
4.800%, 01/05/2034	200	200
		2,747
Consumer Staples — 1.7%
Altria Group
4.875%, 02/04/2028	100	101
Anheuser-Busch InBev Worldwide
3.500%, 06/01/2030	250	240
BAT Capital
7.079%, 08/02/2043	300	330
Coca-Cola
2.875%, 05/05/2041	100	75
Constellation Brands
4.800%, 01/15/2029	250	252
General Mills
4.700%, 01/30/2027	250	251
JBS USA Holding Lux Sarl
6.500%, 12/01/2052	250	255
Keurig Dr Pepper
4.600%, 05/15/2030	100	100
Kraft Heinz Foods
5.200%, 03/15/2032	100	101
Kroger
5.000%, 09/15/2034	125	124
Mondelez International
4.250%, 05/06/2028	100	100
PepsiCo
5.250%, 07/17/2054	100	96
4.500%, 07/17/2029	100	101
Pepsico Singapore Financing I Pte
4.550%, 02/16/2029	150	151
Philip Morris International
5.125%, 02/15/2030	250	256
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Procter & Gamble
4.350%, 01/29/2029	$150	$151
The Campbell's
4.750%, 03/23/2035	40	38
Walmart
4.500%, 04/15/2053	200	174
		2,896
Energy — 1.7%
BP Capital Markets America
4.989%, 04/10/2034	250	251
Canadian Natural Resources
2.950%, 07/15/2030	75	69
ConocoPhillips
5.000%, 01/15/2035	100	99
Devon Energy
5.200%, 09/15/2034	100	97
Diamondback Energy
5.400%, 04/18/2034	100	100
Enbridge
6.700%, 11/15/2053	250	270
Energy Transfer
5.950%, 05/15/2054	250	236
Enterprise Products Operating
4.950%, 02/15/2035	100	99
4.850%, 01/31/2034	200	198
Exxon Mobil
4.227%, 03/19/2040	200	178
Kinder Morgan
5.000%, 02/01/2029	200	203
MPLX
5.500%, 06/01/2034	85	85
Occidental Petroleum
5.550%, 10/01/2034	100	98
ONEOK
6.625%, 09/01/2053	250	259
Phillips 66
5.300%, 06/30/2033	125	126
Shell Finance US
4.125%, 05/11/2035	100	94
3.250%, 04/06/2050	250	171
Targa Resources
5.550%, 08/15/2035	100	100
Williams
4.900%, 03/15/2029	250	253
		2,986
Financials — 8.7%
African Development Bank
3.875%, 06/12/2028	140	140
Ally Financial
5.543%, SOFRINDX + 1.730%, 01/17/2031 (A)	55	56

28	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
American Express
5.284%, SOFRRATE + 1.420%, 07/26/2035 (A)	$200	$203
American International Group
4.850%, 05/07/2030	100	101
Aon North America
5.150%, 03/01/2029	100	102
Ares Capital
5.875%, 03/01/2029	200	204
Arthur J Gallagher
5.150%, 02/15/2035	75	75
Asian Development Bank MTN
4.500%, 08/25/2028	200	203
4.125%, 01/12/2027	250	250
Asian Infrastructure Investment Bank
4.500%, 05/21/2035	80	81
Banco Santander
6.527%, H15T1Y + 1.650%, 11/07/2027 (A)	200	204
Bank of America
5.744%, SOFRRATE + 1.697%, 02/12/2036 (A)	270	275
5.288%, SOFRRATE + 1.910%, 04/25/2034 (A)	200	204
5.202%, SOFRRATE + 1.630%, 04/25/2029 (A)	250	254
4.623%, SOFRRATE + 1.110%, 05/09/2029 (A)	100	100
Bank of America MTN
2.676%, SOFRRATE + 1.930%, 06/19/2041 (A)	150	107
Bank of Montreal
4.640%, SOFRRATE + 1.250%, 09/10/2030 (A)	100	100
Bank of New York Mellon MTN
4.890%, SOFRRATE + 0.840%, 07/21/2028 (A)	100	101
Bank of Nova Scotia
4.932%, SOFRRATE + 0.890%, 02/14/2029 (A)	200	202
Barclays
6.224%, SOFRRATE + 2.980%, 05/09/2034 (A)	250	266
Berkshire Hathaway Finance
2.875%, 03/15/2032	100	92
BlackRock Funding
5.250%, 03/14/2054	100	95
Blackstone Private Credit Fund
6.000%, 11/22/2034	50	50
Canadian Imperial Bank of Commerce
5.260%, 04/08/2029	65	67
Capital One Financial
7.624%, SOFRRATE + 3.070%, 10/30/2031 (A)	250	281
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Charles Schwab
5.853%, SOFRRATE + 2.500%, 05/19/2034 (A)	$200	$212
Chubb INA Holdings MTN
5.000%, 03/15/2034	65	66
Citibank
5.488%, 12/04/2026	250	253
Citigroup
6.174%, SOFRRATE + 2.661%, 05/25/2034 (A)	100	104
5.592%, H15T5Y + 1.280%, 11/19/2034 (A)	200	203
4.952%, SOFRRATE + 1.463%, 05/07/2031 (A)	100	101
2.904%, SOFRRATE + 1.379%, 11/03/2042 (A)	100	71
Deutsche Bank NY
6.819%, SOFRRATE + 2.510%, 11/20/2029 (A)	200	213
5.706%, SOFRRATE + 1.594%, 02/08/2028 (A)	150	152
European Investment Bank
4.000%, 02/15/2029	250	251
3.750%, 02/14/2033	200	194
Fiserv
5.150%, 08/12/2034	100	99
Goldman Sachs Group
6.561%, SOFRRATE + 1.950%, 10/24/2034 (A)	100	111
6.484%, SOFRRATE + 1.770%, 10/24/2029 (A)	250	264
5.561%, SOFRRATE + 1.580%, 11/19/2045 (A)	50	49
5.536%, SOFRRATE + 1.380%, 01/28/2036 (A)	25	26
5.016%, SOFRRATE + 1.420%, 10/23/2035 (A)	80	79
3.436%, SOFRRATE + 1.632%, 02/24/2043 (A)	150	114
HSBC Holdings
6.547%, SOFRRATE + 2.980%, 06/20/2034 (A)	200	212
5.887%, SOFRRATE + 1.570%, 08/14/2027 (A)	250	253
5.546%, SOFRRATE + 1.460%, 03/04/2030 (A)	50	52
ING Groep
5.525%, SOFRRATE + 1.610%, 03/25/2036 (A)	200	204
Inter-American Development Bank
4.375%, 07/17/2034	100	100
Intercontinental Exchange
5.250%, 06/15/2031	30	31

Adviser Managed Trust	29

SCHEDULE OF INVESTMENTS

July 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
International Bank for Reconstruction & Development
4.750%, 11/14/2033	$100	$103
4.625%, 01/15/2032	80	82
4.000%, 01/10/2031	200	199
3.500%, 07/12/2028	250	247
International Finance MTN
4.250%, 07/02/2029	160	162
JPMorgan Chase
5.534%, SOFRRATE + 1.550%, 11/29/2045 (A)	35	35
5.502%, SOFRRATE + 1.315%, 01/24/2036 (A)	35	36
5.336%, SOFRRATE + 1.620%, 01/23/2035 (A)	100	102
5.040%, SOFRRATE + 1.190%, 01/23/2028 (A)	250	252
5.012%, SOFRRATE + 1.310%, 01/23/2030 (A)	250	254
4.979%, SOFRRATE + 0.930%, 07/22/2028 (A)	100	101
4.603%, SOFRRATE + 1.040%, 10/22/2030 (A)	75	75
3.109%, TSFR3M + 2.460%, 04/22/2041 (A)	150	115
KeyCorp
6.401%, SOFRINDX + 2.420%, 03/06/2035 (A)	100	107
Korea Development Bank
4.500%, 02/15/2029	200	202
Kreditanstalt fuer Wiederaufbau
4.125%, 07/15/2033	150	148
4.000%, 03/15/2029	250	251
Lloyds Banking Group
5.462%, H15T1Y + 1.375%, 01/05/2028 (A)	200	202
Marsh & McLennan
5.700%, 09/15/2053	250	249
Mastercard
4.875%, 05/09/2034	100	101
MetLife
5.375%, 07/15/2033	250	260
Mitsubishi UFJ Financial Group
5.441%, H15T1Y + 1.630%, 02/22/2034 (A)	200	206
5.422%, H15T1Y + 1.380%, 02/22/2029 (A)	200	204
Mizuho Financial Group
5.778%, H15T1Y + 1.650%, 07/06/2029 (A)	200	207
Morgan Stanley
5.173%, SOFRRATE + 1.450%, 01/16/2030 (A)	250	255
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
5.042%, SOFRRATE + 1.215%, 07/19/2030 (A)	$100	$102
4.654%, SOFRRATE + 1.100%, 10/18/2030 (A)	200	200
3.217%, SOFRRATE + 1.485%, 04/22/2042 (A)	150	114
Morgan Stanley MTN MTN
5.942%, H15T5Y + 1.800%, 02/07/2039 (A)	100	103
Nasdaq
5.950%, 08/15/2053	100	102
NatWest Group
4.964%, H15T1Y + 1.220%, 08/15/2030 (A)	200	202
Nomura Holdings
6.070%, 07/12/2028	200	208
Oesterreichische Kontrollbank
5.000%, 10/23/2026	200	202
PNC Financial Services Group
6.615%, SOFRINDX + 1.730%, 10/20/2027 (A)	250	256
Prudential Financial
5.200%, 03/14/2035	45	45
Royal Bank of Canada MTN
4.875%, 01/19/2027	200	202
S&P Global
3.900%, 03/01/2062	150	112
Santander UK Group Holdings
5.694%, SOFRINDX + 1.524%, 04/15/2031 (A)	100	103
Sumitomo Mitsui Financial Group
5.836%, 07/09/2044	100	101
3.050%, 01/14/2042	200	150
Toronto-Dominion Bank MTN
5.523%, 07/17/2028	200	206
Truist Financial MTN
5.153%, SOFRRATE + 1.571%, 08/05/2032 (A)	100	102
US Bancorp
5.775%, SOFRRATE + 2.020%, 06/12/2029 (A)	250	259
Wells Fargo
5.244%, SOFRRATE + 1.110%, 01/24/2031 (A)	185	189
5.150%, SOFRRATE + 1.500%, 04/23/2031 (A)	40	41
3.068%, SOFRRATE + 2.530%, 04/30/2041 (A)	150	113
Wells Fargo MTN
5.198%, SOFRRATE + 1.500%, 01/23/2030 (A)	250	255
4.611%, SOFRRATE + 2.130%, 04/25/2053 (A)	100	86

30	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Westpac Banking
5.535%, 11/17/2028	$250	$260
		15,095
Health Care — 2.6%
Abbott Laboratories
4.900%, 11/30/2046	100	93
AbbVie
5.050%, 03/15/2034	50	51
4.050%, 11/21/2039	250	218
Amgen
5.600%, 03/02/2043	100	99
5.150%, 03/02/2028	250	254
Astrazeneca Finance
5.000%, 02/26/2034	35	36
4.850%, 02/26/2029	65	66
Becton Dickinson
5.110%, 02/08/2034	100	100
Bristol-Myers Squibb
6.400%, 11/15/2063	125	134
5.200%, 02/22/2034	20	21
3.550%, 03/15/2042	250	196
Cardinal Health
5.350%, 11/15/2034	50	51
Centene
2.500%, 03/01/2031	125	105
Cigna Group
5.600%, 02/15/2054	20	19
5.250%, 02/15/2034	50	50
5.000%, 05/15/2029	150	153
CVS Health
5.625%, 02/21/2053	100	92
5.300%, 06/01/2033	250	251
Elevance Health
5.125%, 02/15/2053	200	176
Eli Lilly
5.100%, 02/12/2035	100	101
4.950%, 02/27/2063	100	90
Gilead Sciences
5.100%, 06/15/2035	35	35
2.600%, 10/01/2040	100	72
HCA
4.375%, 03/15/2042	250	208
3.625%, 03/15/2032	250	230
Humana
6.000%, 05/01/2055	100	96
Johnson & Johnson
4.900%, 06/01/2031	65	67
2.100%, 09/01/2040	100	69
Merck
2.350%, 06/24/2040	250	174
Novartis Capital
3.800%, 09/18/2029	45	45
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Pfizer Investment Enterprises Pte
5.300%, 05/19/2053	$150	$140
4.650%, 05/19/2030	100	101
Solventum
5.600%, 03/23/2034	100	103
Stryker
4.700%, 02/10/2028	30	30
Takeda Pharmaceutical
5.300%, 07/05/2034	100	101
Thermo Fisher Scientific
2.000%, 10/15/2031	100	87
UnitedHealth Group
5.050%, 04/15/2053	200	175
4.500%, 04/15/2033	200	194
4.250%, 01/15/2029	200	199
		4,482
Industrials — 2.0%
3M
4.800%, 03/15/2030	100	101
AerCap Ireland Capital DAC
5.300%, 01/19/2034	150	151
Boeing
5.705%, 05/01/2040	300	298
Burlington Northern Santa Fe
5.500%, 03/15/2055	105	102
Canadian National Railway
4.375%, 09/18/2034	20	19
Canadian Pacific Railway
4.800%, 03/30/2030	65	66
Carrier Global
3.377%, 04/05/2040	300	237
Caterpillar Financial Services
4.500%, 01/08/2027	250	251
CSX
4.900%, 03/15/2055	65	58
Delta Air Lines
3.750%, 10/28/2029	100	96
GATX
5.500%, 06/15/2035	75	76
Honeywell International
5.250%, 03/01/2054	100	94
John Deere Capital
4.500%, 01/08/2027	250	251
4.500%, 01/16/2029	250	252
Leidos
5.400%, 03/15/2032	15	15
Lockheed Martin
5.200%, 02/15/2064	100	91
MasTec
5.900%, 06/15/2029	50	52
PACCAR Financial
4.450%, 08/06/2027	100	100

Adviser Managed Trust	31

SCHEDULE OF INVESTMENTS

July 31, 2025

Core Fixed Income Fund (Continued)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Regal Rexnord
6.050%, 04/15/2028	$250	$257
RTX
6.400%, 03/15/2054	250	272
Union Pacific
4.950%, 05/15/2053	200	180
United Airlines Pass Through Trust, Ser 2023-1, Cl A
5.800%, 01/15/2036	187	190
United Parcel Service
5.050%, 03/03/2053	200	180
Waste Management
4.650%, 03/15/2030	100	101
		3,490
Information Technology — 2.0%
Apple
4.300%, 05/10/2033	200	200
4.000%, 05/10/2028	250	250
2.375%, 02/08/2041	150	104
Broadcom
5.050%, 07/12/2029	100	102
4.150%, 04/15/2032 (B)	200	192
3.500%, 02/15/2041 (B)	250	198
Cisco Systems
5.300%, 02/26/2054	100	97
Dell International
5.300%, 04/01/2032	100	102
Hewlett Packard Enterprise
4.550%, 10/15/2029	100	100
Intel
5.625%, 02/10/2043	100	93
5.125%, 02/10/2030	250	254
International Business Machines
5.100%, 02/06/2053	200	181
4.500%, 02/06/2028	250	251
Micron Technology
5.300%, 01/15/2031	250	255
Microsoft
4.100%, 02/06/2037	100	95
2.921%, 03/17/2052	200	132
Oracle
4.700%, 09/27/2034	50	48
4.500%, 05/06/2028	250	251
3.600%, 04/01/2040	250	197
QUALCOMM
4.650%, 05/20/2035	100	99
Texas Instruments
5.050%, 05/18/2063	150	136
Visa
4.150%, 12/14/2035	125	118
		3,455
Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Materials — 0.6%
BHP Billiton Finance USA
5.250%, 09/08/2033	$150	$154
Dow Chemical
5.350%, 03/15/2035	100	98
Ecolab
4.300%, 06/15/2028	100	100
LYB International Finance III
4.200%, 05/01/2050	75	55
Newmont
5.750%, 11/15/2041	250	251
Nutrien
5.200%, 06/21/2027	100	101
Rio Tinto Finance USA
5.125%, 03/09/2053	150	138
Sherwin-Williams
2.300%, 05/15/2030	100	90
		987
Real Estate — 0.6%
Alexandria Real Estate Equities
5.625%, 05/15/2054	100	94
5.250%, 05/15/2036	45	44
American Tower
5.450%, 02/15/2034	100	102
5.200%, 02/15/2029	100	102
Crown Castle
4.900%, 09/01/2029	100	101
Equinix Europe 2 Financing
5.500%, 06/15/2034	55	56
Host Hotels & Resorts
5.500%, 04/15/2035	100	99
Prologis
5.250%, 06/15/2053	100	93
Realty Income
4.750%, 02/15/2029	250	253
Simon Property Group
4.750%, 09/26/2034	40	39
		983
Utilities — 2.2%
AEP Transmission
5.400%, 03/15/2053	150	144
CenterPoint Energy Resources
5.400%, 07/01/2034	50	51
Consolidated Edison of New York
3.950%, 04/01/2050	150	116
Consumers Energy
4.700%, 01/15/2030	60	61
DTE Electric
4.850%, 12/01/2026	50	50
Duke Energy
4.850%, 01/05/2027	200	201

32	Adviser Managed Trust

Description	Face Amount (Thousands)	Market Value ($ Thousands)
CORPORATE OBLIGATIONS (continued)
Duke Energy Carolinas
5.400%, 01/15/2054	$150	$144
4.850%, 01/15/2034	200	199
Entergy Louisiana
5.150%, 09/15/2034	125	126
Eversource Energy
5.450%, 03/01/2028	250	256
Exelon
5.150%, 03/15/2028	250	254
Georgia Power
4.950%, 05/17/2033	250	251
National Rural Utilities Cooperative Finance
4.750%, 02/07/2028	15	15
4.120%, 09/16/2027	60	60
NextEra Energy Capital Holdings
5.250%, 02/28/2053	150	138
4.900%, 02/28/2028	250	252
NiSource
5.350%, 04/01/2034	100	102
Oncor Electric Delivery
5.800%, 04/01/2055 (B)	125	126
Pacific Gas and Electric
6.750%, 01/15/2053	150	156
6.400%, 06/15/2033	150	158
PacifiCorp
5.800%, 01/15/2055	225	214
Public Service Electric and Gas
5.300%, 08/01/2054	100	95
Public Service of Colorado
5.350%, 05/15/2034	100	101
San Diego Gas & Electric
5.350%, 04/01/2053	100	93
Southern California Edison
5.875%, 12/01/2053	150	140
Union Electric
5.250%, 01/15/2054	150	139
Virginia Electric and Power
5.350%, 01/15/2054	150	141
5.150%, 03/15/2035	100	100
		3,883

Total Corporate Obligations
(Cost $43,958) ($ Thousands)		43,763

SOVEREIGN DEBT — 1.9%
Canada Government International Bond
3.750%, 04/26/2028	250	249
Chile Government International Bond
4.850%, 01/22/2029	200	203
Export Development Canada
4.125%, 02/13/2029	90	91
Description	Face Amount (Thousands)	Market Value ($ Thousands)
SOVEREIGN DEBT (continued)
Indonesia Government International Bond
5.100%, 02/10/2054	$200	$186
Japan Bank for International Cooperation
4.375%, 01/24/2031	200	201
Japan International Cooperation Agency
4.750%, 05/21/2029	200	204
Mexico Government International Bond
6.400%, 05/07/2054	200	183
6.000%, 05/07/2036	200	196
Panama Government International Bond
6.853%, 03/28/2054	200	186
Peruvian Government International Bond
5.875%, 08/08/2054	100	97
3.300%, 03/11/2041	200	149
Philippine Government International Bond
5.000%, 07/17/2033	200	201
Province of Alberta Canada
4.500%, 01/24/2034	250	248
Province of British Columbia Canada
4.800%, 06/11/2035	130	131
Province of Ontario Canada
4.200%, 01/18/2029	250	251
Province of Quebec Canada
4.500%, 09/08/2033	250	249
3.625%, 04/13/2028	200	198
Republic of Poland Government International Bond
5.125%, 09/18/2034	100	100

Total Sovereign Debt
(Cost $3,338) ($ Thousands)		3,323

U.S. GOVERNMENT AGENCY OBLIGATIONS — 0.7%
FHLB
4.625%, 11/17/2026	250	251
4.000%, 03/10/2027	300	300
4.000%, 06/30/2028	250	251
FNMA
0.875%, 08/05/2030	550	474

Total U.S. Government Agency Obligations
(Cost $1,268) ($ Thousands)		1,276

ASSET-BACKED SECURITIES — 0.4%
Automotive — 0.2%
BMW Vehicle Lease Trust, Ser 2025-1, Cl A3
4.430%, 06/26/2028	50	50

Adviser Managed Trust	33

SCHEDULE OF INVESTMENTS

July 31, 2025

Core Fixed Income Fund (Concluded)

Description	Face Amount (Thousands)	Market Value ($ Thousands)
ASSET-BACKED SECURITIES (continued)
Honda Auto Receivables Owner Trust, Ser 2024-3, Cl A3
4.570%, 03/21/2029	$152	$153
Hyundai Auto Receivables Trust, Ser 2025-B, Cl A3
4.360%, 12/17/2029	25	25
Santander Drive Auto Receivables Trust, Ser 2025-2, Cl A3
4.670%, 08/15/2029	100	100
		328
Credit Cards — 0.1%
American Express Credit Account Master Trust, Ser 2025-1, Cl A
4.560%, 12/17/2029	100	101
Chase Issuance Trust, Ser 2023-A1, Cl A
5.160%, 09/15/2028	100	101
		202
Other — 0.1%
Verizon Master Trust, Ser 2025-5, Cl A1A
4.400%, 06/20/2031	106	106

Total Asset-Backed Securities
(Cost $635) ($ Thousands)		636

Total Investments in Securities — 99.4%
(Cost $173,129) ($ Thousands)		$171,769

Percentages are based on Net Assets of $172,870 ($ Thousands).
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates on certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security, or a portion thereof, exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On July 31, 2025, the value of these securities amounted to $516 ($ Thousands), representing 0.3% of the Net Assets of the Fund.

Cl — Class

DAC — Designated Activity Company

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

H15T1Y — US Treasury Yield Curve Rate T Note Constant Mat 1 Year

H15T5Y — US Treasury Yield Curve Rate T Note Constant Mat 5 Year

MTN — Medium Term Note

Ser — Series

SOFRINDX — Custom Secured Overnight Financing Rate Index

SOFRRATE — U.S. Secured Overnight Financing Rate

TBA — To Be Announced

TSFR3M — Term Secured Overnight Financing Rate3 Months

UMBS — Uniform Mortgage Backed Securities

As of July 31, 2025, all of the Fund's investments were considered Level 2, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

34	Adviser Managed Trust

STATEMENTS OF ASSETS AND LIABILITIES ($ Thousands)

July 31, 2025

	Diversified Equity Fund	Enhanced Fixed Income Fund	Core Fixed Income Fund
Assets:
Investments, at value†	$232,395	$33,296	$171,769
Affiliated investments, at value††	2,588	26	—
Cash	27,904	126	3,420
Foreign currency, at value †††	270	—	—
Cash pledged as collateral for futures contracts	1,735	—	—
Receivable for fund shares sold	63	2	10
Dividends and interest receivable	22	—	1,345
Receivable for investment securities sold	—	—	823
Receivable from administrator	—	—	12
Prepaid expenses	22	3	10
Total Assets	264,999	33,453	177,389
Liabilities:
Payable for variation margin	273	—	—
Shareholder servicing fees payable	44	5	22
Audit fees payable	32	4	30
Administration fees payable	29	—	—
Payable for fund shares redeemed	12	24	248
Printing fees payable	11	1	11
Legal fees payable	9	1	9
Custody fees payable	8	—	2
Investment advisory fees payable	7	6	9
Pricing fees payable	5	—	12
Chief Compliance Officer fees payable	2	—	1
Payable for investment securities purchased	—	—	4,170
Interest payable	—	11	—
Accrued expense payable	5	1	5
Total Liabilities	437	53	4,519
Net Assets	$264,562	$33,400	$172,870
† Cost of investments	$223,653	$32,928	$173,129
†† Cost of affiliated investments	2,588	26	—
††† Cost of foreign currency	276	—	—
Net Assets:
Paid-in capital — (unlimited authorization — no par value)	$255,079	$33,171	$173,417
Total distributable earnings (accumulated losses)	9,483	229	(547)
Net Assets	$264,562	$33,400	$172,870
Net Asset Value, Offering and Redemption Price Per Share	$10.29	$10.20	$9.97
	($264,561,818 ÷	($33,399,876 ÷	($172,869,717 ÷
	25,716,543 shares)	3,273,222 shares)	17,334,582 shares)

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	35

STATEMENTS OF OPERATIONS ($ Thousands)

For the year ended July 31, 2025

	Diversified Equity Fund	Enhanced Fixed Income Fund	Core Fixed Income Fund
Investment income:
Dividends	$3,337	$2,493	$—
Dividends from affiliated investments(1)	142	13	—
Interest income	1,652	18	8,059
Less: foreign taxes withheld	(142)	—	—
Total investment income	4,989	2,524	8,059
Expenses:
Shareholder servicing fees	699	88	434
Administration fees	559	70	347
Investment advisory fees	559	105	261
Trustee fees (Form N-CSR Item 10)	8	1	4
Chief Compliance Officer fees	3	—	2
Custodian/wire agent fees	72	—	5
Registration fees	55	7	26
Professional fees	37	5	67
Printing fees	29	4	25
Proxy fees	17	4	10
Other expenses	33	11	54
Total expenses	2,071	295	1,235
Less:
Waiver of investment advisory fees	(447)	(77)	(156)
Waiver of shareholder servicing fees	—	—	(174)
Waiver of administration fees	(150)	(70)	(318)
Net expenses	1,474	148	587
Net investment income	3,515	2,376	7,472
Net realized gain (loss) on:
Investments	54,057	(700)	(249)
Futures contracts	(3,604)	—	—
Foreign currency transactions	156	—	—
Net realized gain (loss)	50,609	(700)	(249)
Net change in unrealized appreciation (depreciation) on:
Investments	(60,026)	(418)	(2,213)
Futures contracts	(1,234)	—	—
Foreign currency and translation of other assets and liabilities denominated in foreign currency	(9)	—	—
Net change in unrealized appreciation (depreciation)	(61,269)	(418)	(2,213)
Net realized and unrealized loss	(10,660)	(1,118)	(2,462)
Net increase (decrease) in net assets resulting from operations	$(7,145)	$1,258	$5,010

(1)	See Note 4 in the Notes to Financial Statements.

Amounts designated as "—" are $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

36	Adviser Managed Trust

STATEMENTS OF CHANGES IN NET ASSETS ($ Thousands)

For the years or period ended July 31,

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
	2025	2024	2025	2024	2025	2024(1)
Operations:
Net investment income	$3,515	$5,096	$2,376	$2,514	$7,472	$3,549
Net realized gain (loss)	50,609	5,359	(700)	(49)	(249)	(342)
Net change in unrealized appreciation (depreciation)	(61,269)	45,658	(418)	817	(2,213)	853
Net increase (decrease) in net assets resulting from operations	(7,145)	56,113	1,258	3,282	5,010	4,060
Distributions	(52,462)	(8,349)	(2,220)	(2,514)	(6,624)	(2,993)
Return of Capital	–	–	–	(10)	–	–
Capital share transactions:(2)
Proceeds from shares issued	289,250	36,356	37,387	6,815	41,457	173,020
Reinvestment of dividends & distributions	9,072	8,328	1,191	2,517	6,606	2,984
Cost of shares redeemed	(321,164)	(68,588)	(47,965)	(5,653)	(44,168)	(6,482)
Net increase (decrease) in net assets derived from capital share transactions	(22,842)	(23,904)	(9,387)	3,679	3,895	169,522
Net increase (decrease) in net assets	(82,449)	23,860	(10,349)	4,437	2,281	170,589
Net assets:
Beginning of year or period	347,011	323,151	43,749	39,312	170,589	–
End of year or period	$264,562	$347,011	$33,400	$43,749	$172,870	$170,589

(1)	Commenced operations on January 22, 2024.
(2)	See Note 5 in the Notes to Financial Statements for additional information.

Amount designated as "—" is $0 or has been rounded to $0.

The accompanying notes are an integral part of the financial statements.

Adviser Managed Trust	37

FINANCIAL HIGHLIGHTS

For the years or periods ended July 31,

For a share outstanding throughout the years or periods

	Net asset value, beginning of year or period	Net investment income(1)	Net realized and unrealized gains (losses)(1)	Total from operations	Dividends from net investment income	Distributions from realized gains	Total dividends and distributions	Net asset value, end of year or period	Total return†	Net assets, end of year or period ($ Thousands)	Ratio of net expenses to average net assets		Ratio of expenses to average net assets (excluding waivers and reimbursements)		Ratio of net investment income to average net assets		Portfolio turnover rate†
Diversified Equity Fund
2025(2)	$11.20	$0.14	$0.60 *	$0.74	$(0.18)	$(1.47)	$(1.65)	$10.29	8.44%	$264,562	0.53	%(3)	0.74%		1.26%		92%
2024	9.69	0.16	1.61	1.77	(0.16)	(0.10)	(0.26)	11.20	18.60	347,011	0.50		0.75		1.57		2
2023(4)	8.86	0.14	0.69	0.83	–	–	–	9.69	9.37	323,151	0.50		0.81		1.59		132
2022(5)(6)	10.00	0.01	(1.15)	(1.14)	– ^‡	–	– ^‡	8.86	(11.38)	145	0.50		1.04		0.19		6,822 (7)
Enhanced Fixed Income Fund
2025(2)	$10.01	$0.68	$–	$0.68	$(0.49)	$–	$(0.49)	$10.20	7.03%	$33,400	0.42	%(8)(9)	0.84	%(8)	6.75	%(10)	99%
2024	9.83	0.62	0.18	0.80	(0.62)‡	–	(0.62)‡	10.01	8.48	43,749	0.42		0.88		6.29		3
2023(11)	10.00	0.22	(0.18)	0.04	(0.21)‡	–	(0.21)‡	9.83	0.42	39,312	0.41		0.86		4.59		56
Core Fixed Income Fund
2025	$10.06	$0.43	$(0.14)	$0.29	$(0.38)	$–	$(0.38)	$9.97	2.94%	$172,870	0.34	%(12)	0.71%		4.30%		52%
2024(13)	10.00	0.23	0.02	0.25	(0.19)	–	(0.19)	10.06	2.53	170,589	0.33		0.69		4.39		84

^	Amount is less than $0.005 per share.
*	The amount shown for a share outstanding throughout the period does not accord with the aggregate net realized and unrealized losses for that period because of the sales and repurchases of fund shares in relation to fluctuating market value of the investments of the Fund.
†	Returns and portfolio turnover rate are for the period indicated and have not been annualized. Returns do not reflect the deduction of taxes the shareholder would pay on fund distributions or redemption of fund shares.
‡	Includes return of capital of less than $0.005 per share.
(1)	Per share net investment income and net realized and unrealized gains (losses) calculated using average shares.
(2)	For the period April 10, 2025 through May 20, 2025, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(3)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.52%.
(4)	For the period August 1, 2022 through January 31, 2023, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(5)	For the period April 26, 2022 through July 31, 2022, the Fund was not an active component of the Adviser Managed Strategy (see Note 1).
(6)	Commenced operations on March 30, 2022. All ratios for the period have been annualized.
(7)	Portfolio turnover rate reflects the Financial Advisor’s strategy to exercise its investment discretion which leads to the Fund buying and selling securities and other instruments frequently. Please see Note 1 for further details.
(8)	The Fund will also indirectly bear their prorated share of expenses of any underlying funds in which it invests. Such expenses are not included in the calculation of this ratio.
(9)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.
(10)	Net investment income ratios do not reflect the proportionate share of income and expenses of the underlying funds in which the fund invest.
(11)	Commenced operations on February 1, 2023. All ratios for the period have been annualized.
(12)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.33%.
(13)	Commenced operations on January 22, 2024. All ratios for the period have been annualized.

The accompanying notes are an integral part of the financial statements.

38	Adviser Managed Trust

NOTES TO FINANCIAL STATEMENTS

July 31, 2025

1. ORGANIZATION

Adviser Managed Trust (the “Trust”) was established as a Delaware statutory trust under an Agreement and Declaration of Trust dated September 22, 2010. The Trust commenced operations on February 25, 2011.

The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end investment management company with three registered funds: Diversified Equity Fund, the Enhanced Fixed Income Fund, and the Core Fixed Income Fund (each a “Fund”, collectively, “the Funds”), each of which is a diversified fund. The Diversified Equity Fund commenced operations on March 30, 2022. The Enhanced Fixed Income Fund commenced operations on February 1, 2023. The Core Fixed Income Fund commenced operations on January 22, 2024. The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. The Trust’s prospectus provides a description of the Funds’ investment objectives and strategies.

Only persons who are clients of the Financial Adviser (as defined below) and who participate in the Adviser Managed Strategy should invest in the Funds. The Funds may not be purchased by any other investor. The Funds are designed to be a component of a broader strategy employed by a third party investment manager (“Financial Adviser”) for the benefit of its clients. The Financial Adviser seeks to take advantage of broad market changes by tactically shifting its clients’ assets among the Funds, and a money market fund affiliated with the Funds, depending on the Financial Adviser’s evaluation of current market conditions (“Adviser Managed Strategy” or “Strategy”). The Financial Adviser is not the adviser to the Funds, and is not affiliated with SEI Investments Management Corporation (“SIMC”), the adviser to the Funds.

When the Financial Adviser determines to reallocate its clients’ assets to one or more of the other funds that compose the Adviser Managed Strategy, the Financial Adviser may request the redemption of a substantial portion of or all of the shares for which the Financial Adviser exercises investment discretion. In such an instance, the Financial Adviser’s notice of its intent to redeem or formal redemption request (collectively, “Redemption Request”) will cause a Fund to liquidate a substantial portion of or substantially all of its assets in order to fulfill the Redemption Request. If the Financial Adviser’s Redemption Request includes all of the shares for which it exercises investment discretion, the Fund will no longer be an active component of the Adviser Managed Strategy.

When the Diversified Equity Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations pending the Financial Adviser’s formal redemption request; and exchange-traded funds (ETFs) that are designed to track the performance of the broad U.S. equity market. When the Enhanced Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal and ETFs that are designed to track the performance of one or more broad fixed income markets. When the Core Fixed Income Fund is not an active component of the Adviser Managed Strategy, the Fund may invest up to 100% of its remaining assets in cash, money market instruments, repurchase agreements and other short-term obligations that would not ordinarily be consistent with the Fund’s investment goal.

A Fund could be invested in these types of investments for extended periods of time. At such times, SIMC will manage the assets of the Fund. SIMC, the Financial Adviser or one or more of their affiliates will be the only investors in a Fund following the Financial Adviser’s redemption of all of its clients’ shares from a Fund. Due to this strategy, a Fund may buy and sell securities and other instruments frequently.

2. SIGNIFICANT ACCOUNTING POLICIES

The following are significant accounting policies, which are consistently followed in the preparation of its financial statements by the Funds. The Funds are investment companies that apply the accounting and reporting guidance issued in Topic 946 by the U.S. Financial Accounting Standards Board (“FASB”).

Use of Estimates — The preparation of financial statements, in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”), requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities as of the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Security Valuation —Pursuant to the requirements of the 1940 Act and Rule 2a-5, the administrator, as delegated by the Board of Trustees (the “Board”), has the responsibility for the valuation of Fund investments with readily available market quotations

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July 31, 2025

in accordance with the Funds’ Valuation and Pricing Policy. The Trust's Board of Trustees has designated SEI Investments Management Corporation (“SIMC”) as the Valuation Designee for the Funds pursuant to Rule 2a-5 (the “Rule”) under the 1940 Act. The Valuation Designee has the responsibility for the fair value determination with respect to all Fund investments that do not have readily available market quotations or quotations that are no longer reliable. SIMC, in furtherance of the Board’s designation, has appointed a committee of SIMC persons to function as the Valuation Designee (the “Committee”) and has established a Valuation and Pricing Policy to implement the Rule and the Funds’ Valuation and Pricing Policy (together with SIMC’s Valuation and Pricing Policy, the “Fair Value Procedures”). As discussed in detail below, the Committee will typically first seek to fair value investments with valuations received from an independent, third-party pricing agent (a “Pricing Service”). If such valuations are not available or are unreliable, the Committee will seek to obtain a bid price from at least one independent broker or dealer. If a broker or dealer quote is unavailable, the Committee will convene, subject to the Fair Value Procedures, to establish a fair value for the fair value investments. When valuing portfolio securities, a Fund values securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (other than securities traded on National Association of Securities Dealers Automated Quotations (“NASDAQ”) or as otherwise noted below) are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which the securities are traded, or, if there is no such reported sale, at the most recent quoted bid price. The Funds value securities traded on NASDAQ at the NASDAQ Official Closing Price. If available, debt securities, swaps (which are not centrally cleared), bank loans or debt tranches of collateralized debt obligations (including collateralized loan obligations), such as those held by the Funds, are priced based upon valuations provided by independent, third-party pricing agents. Such values generally reflect the last reported sales price if the security is actively traded. The third-party pricing agents may also value debt securities at an evaluated bid price by employing methodologies that utilize actual market transactions, broker supplied valuations or other methodologies designed to identify the market value for such securities. Redeemable securities issued by open-end investment companies are valued at the investment company’s applicable net asset value, with the exception of ETFs, which are priced as equity securities. These open-end investment companies’ shares are offered in separate prospectuses, each of which describes the process by which the applicable investment company’s net asset value is determined. The prices of foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. If a security’s price cannot be obtained, as noted above, or in the case of an equity tranche of a CDO/CLO, the Funds will value the securities using a bid price from at least one independent broker.

On the first day a new debt security purchase is recorded, if a price is not available from a third-party pricing agent or an independent broker, the security may be valued at its purchase price. Each day thereafter, the debt security will be valued according to the Funds’ Fair Value Procedures until a price from an independent source can be secured. Securities held by a Fund with remaining maturities of 60 days or less may be valued by the amortized cost method, which involves valuing a security at its cost on the date of purchase and thereafter (absent unusual circumstances) assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuations in general market rates of interest on the value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by this method, is higher or lower than the price a Fund would receive if it sold the instrument. Further, the value of securities in a Fund can be expected to vary inversely with changes in prevailing interest rates. Should existing credit, liquidity or interest rate conditions in the relevant markets and issuer specific circumstances suggest that amortized cost does not approximate fair value, then the amortized cost method may not be used.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price.

Futures and swaps cleared through a central clearing house (“centrally cleared swaps”) are valued at the settlement price established each day by the board of exchange on which they are traded. The daily settlement prices for financial futures and centrally cleared swaps are provided by an independent source. On days when there is excessive volume, market volatility or the future or centrally cleared swap does not end trading by the time a Fund calculates its NAV, the settlement price may not be available at the time at which a Fund calculates its NAV. On such days, the best available price (which is typically the last sales price) may be used to value a Fund’s futures or centrally cleared swaps position.

Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using rates provided by an independent source.

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Prices for most securities held by a Fund are provided daily by third-party independent pricing agents. SIMC or a Sub-Adviser (“Sub Adviser”), as applicable, reasonably believes that prices provided by independent pricing agents are reliable. However, there can be no assurance that such pricing service’s prices will be reliable. SIMC or a Sub-Adviser, as applicable, will continuously monitor the reliability of prices obtained from any pricing service and shall promptly notify the Funds’ administrator if it believes that a particular pricing service is no longer a reliable source of prices. The Funds’ administrator, in turn, will notify the Committee if it receives such notification from SIMC or a Sub-Adviser, as applicable, or if the Funds’ administrator reasonably believes that a particular pricing service is no longer a reliable source for prices.

The Funds’ Fair Value Procedures provide that any change in a primary pricing agent or a pricing methodology requires prior approval by the Board of Trustees (“Board”) or its designated sub-committee. However, when the change would not materially affect valuation of the Funds’ net assets or involve a material departure in pricing methodology from that of the Funds’ existing pricing agent or pricing methodology, ratification may be obtained at the next regularly scheduled meeting of the Board.

Securities for which market prices are not readily available, for which market prices are determined to be unreliable, or which cannot be valued using the methodologies described above are valued in accordance with Rule 2a-5 and the Procedures.

The Committee must monitor for circumstances that may necessitate that a security be valued using Fair Value Procedures which can include: (i) the security's trading has been halted or suspended, (ii) the security has been de-listed from a national exchange, (iii) the security's primary trading market is temporarily closed at a time when under normal conditions it would be open, (iv) the security has not been traded for an extended period of time, (v) the security's primary pricing source is not able or willing to provide a price, (vi) trading of the security is subject to local government-imposed restrictions; or (vii) a significant event (as defined below). When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Examples of factors the Committee may consider include: (i) the type of security or asset, (ii) the last trade price, (iii) evaluation of the forces that influence the market in which the security is purchased and sold, (iv) the liquidity of the security, (v) the size of the holding in a Fund or (vi) any other appropriate information.

The Committee is responsible for selecting and applying, in a consistent manner, the appropriate methodologies for determining and calculating the fair value of holdings of the Funds, including specifying the key inputs and assumptions specific to each asset class or holding.

The determination of a security’s fair value price often involves the consideration of a number of subjective factors, and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which a Fund calculates its Net Asset Value (“NAV”). The closing prices of such securities may no longer reflect their market value at the time a Fund calculates NAV if an event that could materially affect the value of those securities (a “Significant Event”), including substantial fluctuations in domestic or foreign markets or occurrences not tied directly to the securities markets, such as natural disasters, armed conflicts or significant governmental actions, has occurred between the time of the security’s last close and the time that a Fund calculates NAV. A Fund may invest in securities that are primarily listed on foreign exchanges that trade on weekends or other days when a Fund does not price its shares. As a result, the NAV of a Fund’s shares may change on days when shareholders will not be able to purchase or redeem Fund shares.

A Significant Event may relate to a single issuer or to an entire market sector. If SIMC or the Sub-Adviser becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Funds calculate NAV, it may request that a Committee meeting be called. In addition, the Funds use several processes, with respect to certain securities to monitor the pricing data supplied by various sources, including price comparisons and price movements. Any identified discrepancies are researched and subject to the procedures described above.

In accordance with U.S. GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three tier hierarchy has been established to maximize the use of observable and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing an asset.

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July 31, 2025

Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

Level 1 — quoted prices in active markets for identical investments

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 — significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Other securities that are categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, warrants, swaps and forward contracts. The Funds may use a systematic fair valuation model provided by an independent pricing service to value foreign equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the New York Stock Exchange. These are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances. For certain collateralized debt obligations, corporate obligations, mortgage backed securities, auction rate preferred securities and loan participations where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

The valuation techniques used by the Funds to measure fair value during the year ended July 31, 2025, maximized the use of observable inputs and minimized the use of unobservable inputs.

For the year ended July 31, 2025, there have been no significant changes to the Trust’s fair valuation methodologies.

For details of the investment classification, reference the Schedule of Investments.

Security Transactions and Investment Income — Security transactions are recorded on the trade date. Cost used in determining realized capital gains and losses on the sale of securities is determined on the basis of specific identification. Dividend income and expense recognized on the ex-dividend date, and interest income or expense recognized using the accrual basis of accounting.

Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain. The Trust estimates the components of distributions received that may be considered nontaxable distributions or capital gain distributions.

Amortization and accretion is calculated using the scientific interest method, which approximates the effective interest method over the holding period of the security. Amortization of premiums and discounts is included in interest income.

Repurchase Agreements — Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank until the repurchase date of the repurchase agreement. The Funds also may invest in tri-party repurchase agreements. Securities held as collateral for tri-party repurchase agreements are maintained by the broker’s custodian bank in a segregated account until the repurchase date of the repurchase agreement. Provisions of the repurchase agreements and the Trust’s policies require that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default by the counterparty. If the counterparty defaults and the value of the collateral declines, or if the counterparty enters into an insolvency proceeding, realization of the collateral by the Funds may be delayed or limited. There were no outstanding repurchase agreements as of July 31, 2025.

Reverse Repurchase Agreements — To the extent consistent with its investment objective and strategies, the Funds may issue reverse repurchase agreements. A reverse repurchase agreement involves the sale of portfolio assets together with an agreement to repurchase the same assets later at a fixed price.

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Additional assets are maintained in a segregated account with the custodian. The segregated assets may consist of cash, U.S. Government securities, or other liquid securities at least equal in value to the obligations under the reverse repurchase agreements. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the Funds’ use of the proceeds under the reverse repurchase agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the obligation to repurchase the securities. There were no outstanding reverse repurchase agreements as of July 31, 2025.

Foreign Currency Translation — The books and records of the Funds’ investments in international securities are maintained in U.S. dollars on the following basis:

(i) market value of investment securities, assets and liabilities at the current rate of exchange; and

(ii) purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

The Funds report certain foreign-currency-related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for Federal income tax purposes.

Forward Foreign Currency Contracts — To the extent consistent with its investment objective and strategies, the Funds may enter into forward foreign currency contracts for hedging or speculative purposes with respect to either specific transactions, fund positions or anticipated fund positions. All commitments are marked-to-market daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Funds realize gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the period are recognized as ordinary income or loss for Federal income tax purposes. The Funds could be exposed to risk if the counterparties to the contracts are unable to meet the terms of the contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open forward foreign currency contracts as of July 31, 2025, if applicable.

Futures Contracts — To the extent consistent with its investment objective and strategies, the Funds may use futures contracts for tactical hedging purposes as well as to enhance the Funds’ returns. Initial margin deposits of cash or securities are made upon entering into futures contracts. The contracts are marked-to-market daily and the resulting changes in value are accounted for as unrealized gains and losses. Variation margin payments are paid or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Funds record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the amount invested in the contract.

Risks of entering into futures contracts include the possibility that there will be an imperfect price correlation between the futures and the underlying securities. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market, resulting in an inability to close a position prior to its maturity date. Third, the futures contract involves the risk that the Funds could lose more than the original margin deposit required to initiate a futures transaction.

Finally, the risk exists that losses could exceed amounts disclosed on the Statements of Assets and Liabilities. Refer to the Funds’ Schedules of Investments for details regarding open futures contracts as of July 31, 2025, if applicable.

Options/Swaptions Writing/Purchasing — To the extent consistent with its investment objective and strategies, the Funds may invest in financial options/swaptions contracts for the purpose of hedging its existing portfolio securities, or securities that the Funds intend to purchase, against fluctuations in fair market value caused by changes in prevailing market interest rates. The Funds may also invest in financial option/swaption contracts to enhance its returns. When a Fund writes or purchases an option/swaption, an amount equal to the premium received or paid by a Fund is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option/swaption written or purchased. Premiums received or paid from writing or purchasing options/swaptions which expire unexercised are treated by the Funds on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, is also treated as a realized gain or loss. If an option/swaption is exercised, the premium paid or received is added to the cost of

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July 31, 2025

the purchase or proceeds from the sale in determining whether a Fund has realized a gain or a loss.

The risk in writing a call option/swaption is a Fund may give up the opportunity for profit if the market price of the security increases. The risk in writing a put option/swaption is a Fund may incur a loss if the market price of the security decreases and the option/swaption is exercised. The risk in purchasing an option/swaption is a Fund may pay a premium whether or not the option/swaption is exercised. A Fund also has the additional risk of being unable to enter into a closing transaction at an acceptable price if a liquid secondary market does not exist. Option/swaption contracts also involve the risk that they may not work as intended due to unanticipated developments in market conditions or other causes.

Finally, the risk exists that losses on written options could exceed amounts disclosed on the Statements of Assets and Liabilities. The Funds did not hold any option/swaption contracts as of July 31, 2025.

Swap Agreements — To the extent consistent with its investment objective and strategies, the Funds may invest in swap contracts for speculative or hedging purposes. Swaps may be used to synthetically obtain exposure to securities or baskets of securities. A swap agreement is a two-party contract under which an agreement is made to exchange returns from predetermined investments or instruments, including a particular interest rate, foreign currency, or “basket” of securities representing a particular index. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal. Credit-default swaps involve periodic payments by a Fund or counterparty based on a specified rate multiplied by a notional amount assigned to an underlying debt instrument or group of debt instruments in exchange for the assumption of credit risk on the same instruments. In the event of a credit event, usually in the form of a credit rating downgrade, the party receiving periodic payments (i.e. floating rate payer) must pay the other party (i.e. fixed rate payer) an amount equal to the recovery rate used to settle the contracts. The recovery rate is a function of how many credit default swap investors wish to deliver the security or receive the security. The recovery rate is determined through an auction process. Total return swaps allow an investor to benefit from the cash flow without ever actually owning the underlying security. The receiver must pay any decline in value to the payer at the end of the total return swap. However, the investor does not need to make a payment if there is no decline in price.

Payments can be made on various indices, bonds (i.e. mortgage backed securities, bank debt and corporate), loans or commodities. The value of a total return swap is equal to the change in value of the underlying asset versus the accrued income payment based on LIBOR or some other form of indices on the notional amount. Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to pay or receive interest (e.g., an exchange of floating rate payments for fixed rate payments) with respect to a notional amount of principal to manage a Fund’s exposure to interest rates. Payments received or made are recorded as realized gains or loss. A Fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults on its obligation to perform. Risk of loss may exceed amounts recognized on the Statements of Assets and Liabilities. In connection with swap agreements securities may be set aside as collateral by the Funds’ custodian.

Swaps are marked-to-market daily based upon quotations from market makers and the resulting changes in market values, if any, are recorded as unrealized gains or losses in the Statements of Operations. Net payments of interest are recorded as realized gains or losses.

Entering into swap agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statements of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest rates. Risks also arise from potential losses from adverse market movements.

These risks may be mitigated by having a master netting arrangement between the Funds and a counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty. See Note 3 for further details. The Funds did not hold any swap contracts as of July 31, 2025.

Delayed Delivery Transactions — To the extent consistent with its investment objective and strategies, the Funds may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by a Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When purchasing a security on a delayed delivery basis, a Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such

44	Adviser Managed Trust

fluctuations into account when determining its net asset value. A Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When a Fund has sold a security on a delayed delivery basis, that Fund does not participate in future gains and losses with respect to the security.

Loan Participations and Brady Bonds — To the extent consistent with its investment objective and strategies, the Funds may invest in U.S. dollar-denominated fixed - and floating-rate loans (“Loans”) arranged through private negotiations between a foreign sovereign entity and one or more financial institutions (“Lenders”). A Fund invests in such Loans in the form of participations in Loans (“Participations”) or assignments of all or a portion of Loans from third parties. Participations typically result in this Fund having a contractual relationship only with the Lenders, not with the sovereign borrowers. This Fund has the right to receive payments of principal, interest and any fees to which it is entitled from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, a Fund generally have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the Loan, nor any rights of set-off against the borrower, and a Fund will not benefit directly from any collateral supporting the Loan in which it has purchased the Participation. As a result, a Fund assumes the credit risk of both the borrower and the Lender that is selling the Participation.

Certain debt obligations, customarily referred to as “Brady Bonds,” are created through the exchange of existing commercial bank loans to foreign entities for new obligations in connection with debt restructuring under a plan introduced by former U.S. Secretary of the Treasury Nicholas F. Brady. Brady Bonds have only been issued since 1989, and, accordingly, do not have a long payment history. They are issued by governments that may have previously defaulted on the loans being restructured by the Brady Bonds, so they are subject to the risk of default by the issuer. They may be fully or partially collateralized or uncollateralized and issued in various currencies. As of July 31, 2025, the Funds did not hold any loans.

Collateralized Debt Obligations — To the extent consistent with its investment objective and strategies, the Funds may invest in collateralized debt obligations (“CDOs”), which include collateralized loan obligations (“CLOs”) and other similarly structured securities. CLOs are a type of asset-backed security. A CLO is a trust, typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans. CDOs may charge management fees and administrative expenses.

For CDOs, the cash flows from the Trust are split into two or more portions, called tranches, varying in risk and yield. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the bonds or loans in the trust and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Since it is partially protected from defaults, a senior tranche from a CDO trust typically has a higher rating and lower yield than their underlying securities, and can be rated investment grade. Despite the protection from the equity tranche, CDO tranches can experience substantial losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of protecting tranches, market anticipation of defaults, as well as aversion to CDO securities as a class.

The risks of an investment in a CDO depend largely on the type of the collateral securities and the class of the CDO in which a Fund invests. Normally, CLOs and other CDOs are privately offered and sold, and thus, are not registered under the securities laws. As a result, investments in CDOs may be characterized by a Fund as illiquid securities; however, an active dealer market may exist for CDOs allowing a CDO to qualify for Rule 144A transactions. In addition to the normal risks associated with fixed income securities (e.g., interest rate risk and default risk), CDOs carry additional risks including, but not limited to: (i) the possibility that distributions from collateral securities will not be adequate to make interest or other payments; (ii) the quality of the collateral may decline CDOs that are subordinate structure of the investment and investment results. The Funds did not hold any CDOs or CLOs as of July 31, 2025.

Dividends and Distributions to Shareholders — Dividends from net investment income are declared and paid to shareholders annually by the Diversified Equity Fund and quarterly by the Enhanced Fixed Income Fund and Core Fixed Income Funds. Dividends and distributions are recorded on the ex-dividend date. Any net realized capital gains will be distributed at least annually by the Funds.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications including some management estimates when actual amounts are not available. For US REITs, distributions received in excess of this estimated amount are

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July 31, 2025

recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

3. DERIVATIVE TRANSACTIONS

The Funds are subject to various netting arrangements with select counterparties (“Master Agreements”). Master Agreements govern the terms of certain transactions, and reduce the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization that improves legal certainty. Since different types of transactions have different mechanics and are sometimes traded out of different legal entities of a particular counterparty organization, each type of transaction may be covered by a different Master Agreement, resulting in the need for multiple agreements with a single counterparty. As the Master Agreements are specific to unique operations of different asset types, they allow the Funds to close out and net its total exposure to a specific counterparty entity in the event of a default with respect to all the transactions governed under a single agreement with a specific counterparty entity.

Master Agreements can also help limit counterparty risk by specifying collateral posting arrangements at pre-arranged exposure levels. Under the Master Agreements, collateral is routinely transferred if the total net exposure to certain transactions (net of existing collateral already in place) governed under the relevant Master Agreement with a counterparty in a given account exceeds a specified threshold, which typically ranges from zero to $250,000 depending on the counterparty and the type of Master Agreement. United States Treasury Securities and U.S. dollar cash are generally the preferred forms of collateral. Securities and cash pledged as collateral are reflected as assets on the Statements of Assets and Liabilities as either a component of investments at value (securities) or deposits due from counterparties (cash). Cash collateral received is not typically held in a segregated account and as such is reflected as a liability on the

Statements of Assets and Liabilities as deposits due to counterparties. The market value of any securities received as collateral is not reflected as a component of net asset value. The Funds’ overall exposure to counterparty risk can change substantially within a short period, as it is affected by each transaction subject to the relevant Master Agreement.

Customer account agreements and related addendums govern exchange traded derivatives transactions such as futures, options on futures, and centrally cleared swaps. Exchange traded derivative transactions require posting of initial margin as determined by each relevant clearing agency which is segregated at a broker account registered with the Commodities Futures Trading Commission (“CFTC”), or the applicable regulator. In the US, counterparty risk is significantly reduced as creditors of the futures broker do not have claim to Fund assets in the segregated account. Additionally, portability of exposure in the event of default further reduces risk to the Funds. Variation margin, or changes in market value, are exchanged daily, but may not be netted between futures and cleared Over the Counter (“OTC”) derivatives.

International Swaps and Derivatives Association, Inc. Master Agreements and Credit Support Annexes (“ISDA Master Agreements”) govern OTC financial derivative transactions entered into by the Funds and select counterparties. ISDA Master Agreements maintain provisions for general obligations, representations, agreements, collateral and events of default or termination. Events of termination include conditions that may entitle counterparties to elect to terminate early and cause settlement of all outstanding transactions under the applicable ISDA Master Agreement. Any election to terminate early could be material to the financial statements. In limited circumstances, the ISDA Master Agreement may contain additional provisions that add additional counterparty protection beyond coverage of existing daily exposure if the counterparty has a decline in credit quality below a predefined level. These amounts, if any, may be segregated with a third party custodian.

The following tables show the derivatives categorized by underlying risk exposure.

The fair value of derivative instruments as of July 31, 2025 was as follows ($ Thousands):

	Asset Derivatives			Liability Derivatives
	Statement of Assets and Liabilities Location	Fair Value		Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments:
Diversified Equity Fund
Equity contracts	Unrealized appreciation on futures contracts	$479	*	Unrealized depreciation on futures contracts	$6	*
Total Derivatives not accounted for as hedging instruments		$479			$6

46	Adviser Managed Trust

*	Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Investments. Only current day’s variation margin is reported within the Statements of Assets & Liabilities.

The effect of derivative instruments on the Statements of Operations for the year ended July 31, 2025:

Amount of realized gain or (loss) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Diversified Equity Fund
Equity contracts	$—	$—	$(3,604)	$—	$—	$(3,604)
Total	$—	$—	$(3,604)	$—	$—	$(3,604)

Change in unrealized appreciation or (depreciation) on derivatives recognized in income ($ Thousands):

Derivatives Not Accounted for as Hedging Instruments	Purchased Options and Swaptions	Written Options and Swaptions	Futures	Forward Currency Contracts	Swaps	Total
Diversified Equity Fund
Equity contracts	$—	$—	$(1,234)	$—	$—	$(1,234)
Total	$—	$—	$(1,234)	$—	$–	$(1,234)

The following table discloses the average quarterly balances of the Funds' derivative activity during the year ended July 31, 2025 ($ Thousands):

Diversified Equity Fund
Futures Contracts:
Average Notional Balance Long	$33,358

4. INVESTMENT ADVISORY, ADMINISTRATION AND DISTRIBUTION AGREEMENTS, INVESTMENT SUB-ADVISORY AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Investment Advisory, Administration & Distribution Agreements — SIMC serves as investment adviser (the “Adviser”) to the Funds. In connection with serving as Adviser, SIMC is entitled to a fee that is calculated daily and paid monthly, based on the average daily net assets of the Funds.

The Trust and SEI Investments Global Funds Services (the “Administrator”) are parties to an Administration and Transfer Agency Agreement under which the Administrator provides administrative and transfer agency services for annual fees, based on the average daily net assets of the Funds.

SEI Investments Distribution Co. (the “Distributor”), serves as the Funds’ Distributor pursuant to a distribution agreement with the Trust. The Funds have adopted a shareholder services plan (the “Service Plan”) with respect to the Shares that allows such Shares to pay service providers a fee in connection with the ongoing servicing of shareholder accounts owning such Shares at an annual rate of average daily net assets of the Shares. The Funds’ Service Plan provides that shareholder servicing fees on the Shares will be paid to the Distributor, which may be used by the Distributor to compensate financial intermediaries for providing shareholder services with respect to the Shares.

The Funds’ administrator and/or its affiliates have contractually agreed to waive fees or reimburse expenses for the Funds until November 30, 2025, in order to keep total fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation- or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds' business) from exceeding the levels specified in the table below. These contractual waivers and reimbursements will only apply if a Funds’ total operating costs exceed the applicable thresholds and will not affect the Funds’ total operating costs if they are less than the applicable thresholds. In other words, shareholders will pay the lower of the Funds’ actual total fund operating expenses or total fund operating expenses after contractual waivers and expense reimbursements. The contractual waiver and expense reimbursement are limited to the Funds’ direct operating expenses and, therefore, do not apply to indirect expenses incurred by the Funds, such as acquired fund fees and expenses (“AFFE”). The agreement may be amended or terminated only with the consent of the Board of Trustees.

The Funds’ adviser, the Funds’ administrator and/ or the Funds’ distributor have voluntarily agreed to waive a portion of their fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, trustee fees, taxes and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at the levels specified

Adviser Managed Trust	47

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

in the table below. The voluntary waivers of the Funds’ adviser, Funds’ administrator and Funds’ distributor are limited to the Funds’ direct operating expenses and therefore do not apply to indirect expenses incurred by the Funds, such as AFFE, if any. The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor may discontinue all or part of these waivers at any time.

The following is a summary of annual fees payable to the Adviser and Distributor and the expense limitations for the Funds:

	Advisory Fee	Shareholder Servicing Fee	Contractual Expense Limitation*	Voluntary Expense Limitation^
Diversified Equity Fund	0.20%	0.25%	0.75%	0.50%
Enhanced Fixed Income Fund	0.30%**	0.25%	0.92%	0.41%
Core Fixed Income Fund	0.15%	0.25%	0.70%	0.33%

*	Effective November 30, 2023, the Funds’ administrator and its affiliates have contractually agreed to waive fees and reimburse expenses for a period of one year in order to keep total annual Fund operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes and extraordinary expenses not incurred in the ordinary course of each Fund’s business) from exceeding the amounts listed above. This fee waiver and reimbursement agreement was extended and will remain in effect until November 30, 2025. The agreement may be amended or terminated only with the consent of the Board of Trustees of the Funds.

**	SIMC has contractually agreed to waive its advisory fee as necessary to keep the advisory fee paid by the Fund during its fiscal year from exceeding 0.10%.

This fee waiver agreement shall remain in effect until November 30, 2025. The agreement may be amended or terminated only with the consent of the Board of Trustees.

^	The Funds’ adviser, the Funds’ administrator and/or the Funds’ distributor voluntarily waived and/or reimbursed a portion of its fees in order to keep total direct operating expenses (exclusive of interest from borrowings, brokerage commissions, taxes, costs associated with litigation- or tax-related services, Trustee fees, prime broker fees, interest and dividend expenses related to short sales and extraordinary expenses not incurred in the ordinary course of the Funds’ business) at a specified level.

The following is a summary of annual fees payable to the Administrator:

	Contractual Fees
	First $2.5 Billion	Next $500 Million	Over $3 Billion
Diversified Equity Fund	0.2000%	0.1650%	0.1200%

	Contractual Fees
	First $1.5 Billion	Next $500 Million	Next $500 Million	Next $500 Million	Over $3 Billion
Enhanced Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%
Core Fixed Income Fund	0.2000%	0.1775%	0.1550%	0.1325%	0.1100%

48	Adviser Managed Trust

As of July 31, 2025, SIMC has entered into an investment sub-advisory agreement with the following party and pays the sub-adviser out of the fee that it receives from the Funds. When a Fund is not an active component of the Adviser Managed Strategy, SIMC will act as the sole manager to that Fund, and a sub-adviser will not be used.

Investment Sub-Adviser

Diversified Equity Fund

SSgA Funds Management, Inc.

Core Fixed Income Fund

SSgA Funds Management, Inc.

Other — The Distribution Agreement between the Distributor and the Trust provides that the Distributor may receive compensation on Fund transactions effected for the Trust in accordance with Securities and Exchange Commission (“SEC”) rules. Accordingly, it is expected that Fund transactions may result in brokerage commissions being paid to the Distributor. The SEC rules require that such commissions not exceed usual and customary commissions.

There were no such commissions for the year ended July 31, 2025.

Payments to Affiliates — Certain officers and/or trustees of the Trust are also officers or directors of the Distributor or the Adviser. The Trust pays each unaffiliated Trustee an annual fee for attendance at quarterly, interim and committee meetings.

Compensation of officers and affiliated Trustees of the Trust is paid by the Adviser or Administrator.

A portion of the services provided by the Chief Compliance Officer (“CCO”) and his staff, whom are employees of the Administrator, are paid for by the Trust as incurred.

Fees Paid Indirectly — The Funds may direct certain fund trades to the Distributor who pays a portion of the Funds’ expenses. Accordingly, the expenses reduced, which were used to pay third party expenses, can be found on the Statements of Operations and the effect on the Funds’ expense ratios, as a percentage of the Funds’ average daily net assets for the year ended July 31, 2025, can be found on the Financial Highlights, if applicable.

Investment in Affiliated Security — The Funds may invest in the SEI Daily Income Trust Government Fund, an affiliated money market fund to manage excess cash or to serve as margin or collateral for derivative positions. The Funds may also purchase securities of certain companies with which it is affiliated to the extent these companies are represented in an index that the

Adviser or Sub-Adviser is passively seeking to replicate in accordance with the Funds’ investment strategy.

Interfund Lending — The SEC has granted an exemption that permits the Trust to participate in an interfund lending program (“the Program”) with existing or future investment companies registered under the 1940 Act that are advised by SIMC (the “SEI Funds”). The Program allows the SEI Funds to lend money to and borrow money from each other for temporary or emergency purposes. Participation in the Program is voluntary for both borrowing and lending funds. Interfund loans may be made only when the rate of interest to be charged is more favorable to the lending fund than an investment in overnight repurchase agreements (“Repo Rate”), and more favorable to the borrowing fund than the rate of interest that would be charged by a bank for short-term borrowings (“Bank Loan Rate”). The Bank Loan Rate will be determined using a formula reviewed annually by the SEI Funds’ Board of Trustees. The interest rate imposed on interfund loans is the average of the Repo Rate and the Bank Loan Rate.

As of, and during the year ended July 31, 2025, the Trust had not participated in the Program.

Adviser Managed Trust	49

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

5. CAPITAL SHARE TRANSACTIONS

Capital Share Transactions for the year or period ended July 31, for the Funds were as follows (Thousands):

	Diversified Equity Fund		Enhanced Fixed Income Fund		Core Fixed Income Fund
	2025	2024	2025	2024	2025	2024(1)
Shares Issued	28,709	3,623	3,718	693	4,153	17,315
Shares Issued in Lieu of Dividends and Distributions	785	846	119	259	663	302
Shares Redeemed	(34,756)	(6,844)	(4,936)	(581)	(4,442)	(656)
Increase/(Decrease) in capital share transactions	(5,262)	(2,375)	(1,099)	371	374	16,961

(1)	Commenced operations on January 22, 2024.

6. INVESTMENT TRANSACTIONS

The cost of security purchases and the proceeds from the sale and maturities of securities other than temporary cash investments during the year ended July 31, 2025, were as follows:

	U.S. Gov't ($ Thousands)	Other ($ Thousands)	Total ($ Thousands)
Diversified Equity Fund
Purchases	$—	$230,730	$230,730
Sales	—	287,646	287,646
Enhanced Fixed Income Fund
Purchases	—	35,874	35,874
Sales	—	44,604	44,604
Core Fixed Income Fund
Purchases	81,937	12,180	94,117
Sales	77,223	12,229	89,452

7. FEDERAL TAX INFORMATION

It is each Fund’s intention to continue to qualify as a regulated investment company, under Sub chapter M of the Internal Revenue Code, and to distribute all of its taxable income and net capital gains. Accordingly, no provision for Federal income taxes is required.

Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under U.S. GAAP. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in capital and distributable earnings (loss), as appropriate, in the period that the differences arise.

The permanent differences primarily consist of reclassification of long term capital gain distribution on REITs, paydowns and non-deductible excise tax. The permanent differences that are credited or charged to paid-in-capital and distributable earnings (accumulated losses) are related to capital losses lost and non-deductible excise tax and have been reclassified to/from the following accounts as of July 31, 2025:

	Undistributed Net Investment Income (Loss) ($ Thousands)	Accumulated Realized Gain (Loss) ($ Thousands)	Paid-in- Capital ($ Thousands)
Enhanced Fixed Income Fund	8	1,206	(1,214)

The tax character of dividends and distributions paid during the last two fiscal years or period were as follows:

	Ordinary Income ($ Thousands)	Long-Term Capital Gain ($ Thousands)	Return of Capital ($ Thousands)	Total ($ Thousands)
Diversified Equity Fund
2025	$8,118	$44,344	$—	$52,462
2024	8,054	295	—	8,349
Enhanced Fixed Income Fund
2025	2,220	—	—	2,220
2024	2,514	—	10	2,524
Core Fixed Income Fund
2025	6,624	—	—	6,624
2024	2,993	—	—	2,993

50	Adviser Managed Trust

As of July 31, 2025, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income ($ Thousands)	Undistributed Long-Term Capital Gain ($ Thousands)	Capital Loss Carryforwards ($ Thousands)	Unrealized Appreciation (Depreciation) ($ Thousands)	Other Temporary Differences ($ Thousands)	Total Distributable Earnings (Accumulated Losses) ($ Thousands)
Diversified Equity Fund	$194	$619	$—	$8,670	$—	$9,483
Enhanced Fixed Income Fund	164	—	(301)	367	(1)	229
Core Fixed Income Fund	864	—	(47)	(1,364)	—	(547)

Post-October losses represent losses realized on investment transactions from November 1, 2024 through July 31, 2025 that in accordance with Federal income tax regulations, the Funds may elect to defer and treat as having arisen in the following fiscal year.

The Funds have capital losses carried forward as follows:

	Short-Term Loss ($ Thousands)	Long-Term Loss ($ Thousands)	Total* ($ Thousands)
Enhanced Fixed Income Fund	$45	$256	$301
Core Fixed Income Fund	–	47	47

*	During the year ended July 31, 2025, the Core Fixed Income Fund utilized short-term capital loss carryforwards of $196 ($ Thousands) to offset capital gains.

For Federal income tax purposes, the cost of securities owned at July 31, 2025, and the net realized gains or losses on securities sold for the period were not materially different from amounts reported for financial reporting purposes. These differences are primarily due to investments in passive foreign investment companies, mark-to-market of futures contracts, and wash sales which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years.

The aggregate gross unrealized appreciation and depreciation on total investments (including foreign currency and derivatives, if applicable) held by the Funds at July 31, 2025, were as follows:

	Federal Tax Cost ($ Thousands)	Appreciated Securities ($ Thousands)	Depreciated Securities ($ Thousands)	Net Unrealized Appreciation (Depreciation) ($ Thousands)
Diversified Equity Fund	$226,307	$12,944	$(4,274)	$8,670
Enhanced Fixed Income Fund	32,955	368	(1)	367
Core Fixed Income Fund	173,132	796	(2,160)	(1,364)

Management has analyzed the Funds’ tax positions taken on Federal income tax returns for all open tax years and has concluded that as of July 31, 2025, no provision for income tax would be required in the Funds’ financial statements. The Funds’ Federal and state income and Federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

8. CONCENTRATION/RISKS

In the normal course of business, the Trust enters into contracts that provide general indemnifications by the Trust to the counterparty to the contract. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Trust and, therefore, cannot be estimated; however, management believes that, based on experience, the risk of loss from such claims is considered remote.

The following is not intended to be a complete discussion of the risks associated with investing in the Funds. Please review the Funds’ prospectus for additional disclosures regarding the principal risks associated with investing in the Funds.

Adviser Managed Strategy Risk — The Funds are a component of a broader investment strategy employed by the Financial Adviser known as the Adviser Managed Strategy. Pursuant to the Adviser Managed Strategy, the Financial Adviser tactically shifts its clients’ assets among the Funds and a money market fund affiliated with the Funds. These asset shifts among the Funds in the Adviser Managed Strategy (i.e., an exchange of shares of one fund for shares of another fund) will be a taxable event to an investor unless the investor is investing in the Funds through a tax-deferred arrangement. As part of the Adviser Managed Strategy, substantial portions or substantially all of a Fund’s shares may be periodically sold and repurchased at the direction of the Financial Adviser. These large redemptions and repurchases will have significant effects on the management of a Fund and are expected to result in increased portfolio

Adviser Managed Trust	51

NOTES TO FINANCIAL STATEMENTS (Continued)

July 31, 2025

turnover (and related transaction costs), disruption of portfolio management strategies and the realization of significant taxable gains. If notified by the Financial Adviser of an upcoming redemption request, a Fund may begin to liquidate substantial portions or substantially all of its assets prior to the submission of the redemption request in an effort to raise the necessary cash, and a Fund will not be invested pursuant to its investment strategy during such time. Further, it is possible that, subsequent to providing such notice of an expected redemption, the Financial Adviser may withdraw that notice due to the Adviser Managed Strategy, at which point a Fund may then repurchase securities to invest to strategy resulting in the same detrimental effects to the portfolio as large share redemptions and purchases. When a Fund is required to rapidly liquidate a substantial portion of its portfolio to satisfy a large redemption order placed as part of the Adviser Managed Strategy, a Fund may be forced to sell securities at below current market values or a Fund’s selling activity may drive down the market value of securities being sold. A Fund may also be required to sell portfolio holdings at a time when the portfolio managers would otherwise not recommend doing so. For example, if a Fund were to experience a large redemption at a time of high market volatility or during a substantial market decline, a Fund would be forced to liquidate securities even though the portfolio managers may not otherwise choose to do so. When a Fund receives a large purchase order as a result of the Adviser Managed Strategy, a Fund may be required to rapidly purchase portfolio securities. This may cause a Fund to incur higher than normal transaction costs or may require a Fund to purchase portfolio securities at above current market values. Further, a Fund’s purchasing activity may drive up the market value of securities being purchased or a Fund may be required to purchase portfolio securities at a time when the portfolio managers would not otherwise recommend doing so. When a Fund is not an active component of the Adviser Managed Strategy, a Fund’s investments may not be consistent with a Fund’s investment goal, and a Fund may miss investment opportunities because the assets necessary to take advantage of such opportunities are tied up in other investments or have been allocated to another fund within the Adviser Managed Strategy.

Asset Allocation Risk — The risk that SIMC’s decisions regarding allocation of a Fund’s assets among Indexes and for direct management will not anticipate market trends successfully.

Credit Risk — The risk that the issuer of a security or the counterparty to a contract will default or otherwise become unable to honor a financial obligation.

Currency Risk — As a result of a Fund’s investments in securities denominated in and/or receiving revenues in foreign currencies, the Funds will be subject to currency risk. This is the risk that those currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency hedged. In either event, the dollar value of an investment in the Funds would be adversely affected.

Current Market Conditions Risk — Current market conditions risk is the risk that a particular investment, or shares of the Funds in general, may fall in value due to current market conditions. As a means to fight inflation, which remains at elevated levels, the Federal Reserve and certain foreign central banks have raised interest rates and expect to continue to do so, and the Federal Reserve has announced that it intends to reverse previously implemented quantitative easing. U.S. regulators have proposed several changes to market and issuer regulations that could directly impact the Funds, and any regulatory changes could adversely impact the Funds' ability to achieve its investment strategies or make certain investments. Recent and potential future bank failures could result in disruption to the broader banking industry or markets generally and reduce confidence in financial institutions and the economy as a whole, which may also heighten market volatility and reduce liquidity. The ongoing adversarial political climate in the United States, as well as political and diplomatic events both domestic and abroad, have and may continue to have an adverse impact the U.S. regulatory landscape, markets and investor behavior, which could have a negative impact on the Fund’s investments and operations. Other unexpected political, regulatory and diplomatic events within the U.S. and abroad may affect investor and consumer confidence and may adversely impact financial markets and the broader economy. The economies of the United States and its trading partners, as well as the financial markets generally, may be adversely impacted by trade disputes and other matters. If geopolitical conflicts develop or worsen, economies, markets and individual securities may be adversely affected, and the value of the Funds' assets may go down. The COVID-19 global pandemic, or any future public health crisis, and the ensuing policies enacted by governments and central banks have caused and may continue to cause significant volatility and uncertainty in global financial markets, negatively impacting global growth prospects. Advancements in technology may also adversely impact markets and the overall performance of the Funds.

Derivatives Risk — A Fund’s use of futures contracts, forward contracts and swaps is subject to market risk, leverage risk, correlation risk and liquidity risk. Market risk is described above, and leverage risk and liquidity risk are described below. Many OTC

52	Adviser Managed Trust

derivative instruments will not have liquidity beyond the counterparty to the instrument. Correlation risk is the risk that changes in the value of the derivative may not correlate perfectly with the underlying asset, rate or index. A Fund’s use of forward contracts and swap agreements is also subject to valuation risk and credit risk. Valuation risk is the risk that the derivative may be difficult to value and/or valued incorrectly. Credit risk is described below. Each of these risks could cause a Fund to lose more than the principal amount invested in a derivative instrument. Some derivatives have the potential for unlimited loss, regardless of the size of a Fund’s initial investment. The other parties to certain derivative contracts present the same types of credit risk as issuers of fixed income securities. A Fund’s use of derivatives may also increase the amount of taxes payable by shareholders. Both U.S. and non-U.S. regulators have adopted and implemented regulations governing derivatives markets, the ultimate impact of which remains unclear.

Exchange Traded Funds (ETFs) Risk — The risks of owning shares of an ETF generally reflect the risks of owning the underlying securities the ETF is designed to track, although lack of liquidity in an ETF could result in its value being more volatile than the underlying portfolio securities. A Fund indirectly bears the proportionate share of any fees and expenses of the ETF in addition to the fees and expenses that a Fund and its shareholders directly bear in connection with a Fund’s operations.

Foreign Investment/Emerging Markets Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements and different legal, regulatory, tax, accounting and audit environments. These additional risks may be heightened with respect to emerging market countries because political turmoil and rapid changes in economic conditions are more likely to occur in these countries. Investments in emerging markets are subject to the added risk that information in emerging market investments may be unreliable or outdated due to differences in regulatory, accounting or auditing and financial record keeping standards, or because less information about emerging market investments is publicly available. In addition, the rights and remedies associated with emerging market investments may be different than investments in developed markets. A lack of reliable information, rights and remedies increase the risks of investing in emerging markets in comparison to more developed markets. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Funds to sell such investments at inopportune times, which could result in losses to the Funds.

Investment Style Risk — The risk that a Fund’s investment approach may underperform other segments of the equity markets or the equity markets as a whole.

Leverage Risk — The use of leverage can amplify the effects of market volatility on a Fund’s share price and may also cause a Fund to liquidate portfolio positions when it would not be advantageous to do so in order to satisfy its obligations.

Liquidity Risk — The risk that certain securities may be difficult or impossible to sell at the time and the price that the Funds would like. The Funds may have to lower the price of the security, sell other securities instead or forego an investment opportunity, any of which could have a negative effect on Fund management or performance.

Market Risk — The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. Market risk may affect a single issuer, an industry, a sector or the equity or bond market as a whole. Equity markets may decline significantly in response to adverse issuer, political, regulatory, market, economic or other developments that may cause broad changes in market value, public perceptions concerning these developments, and adverse investor sentiment or publicity. Similarly, environmental and public health risks, such as natural disasters, epidemics, pandemics or widespread fear that such events may occur, may impact markets adversely and cause market volatility in both the short- and long-term.

Portfolio Turnover Risk — Due to its investment strategy, a Fund may buy and sell securities frequently. This may result in higher transaction costs and taxes subject to ordinary income tax rates as opposed to more favorable capital gains rates, which may affect a Fund’s performance.

Real Estate Investment Trust (REITs) Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. A Fund’s investments in REITs will be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Small and Medium Capitalization Risk — The risk that small and medium capitalization companies in which the Funds may invest may be more vulnerable to

Adviser Managed Trust	53

NOTES TO FINANCIAL STATEMENTS (Concluded)

July 31, 2025

adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the counter (OTC). OTC stocks may trade less frequently and in smaller volume than exchange listed stocks and may have more price volatility than that of exchange-listed stocks.

Tracking Error Risk — The risk that a Fund’s performance may vary substantially from the performance of the Indexes it tracks as a result of cash flows, Fund expenses, imperfect correlation between a Fund’s investments and the Indexes’ components and other factors.

9. CONCENTRATION OF SHAREHOLDERS

SEI Private Trust Company (“SPTC”) and SIMC are subsidiaries of SEI Investments Company (“SEI”). As of July 31, 2025, SPTC held of record the following percentage of outstanding shares:

Diversified Equity Fund	99.96%
Enhanced Fixed Income Fund	99.71%
Core Fixed Income Fund	100.00%

SPTC is not a direct service provider to the Funds. However, SPTC performs a key role in the comprehensive investment solution that SEI provides to investors. SPTC holds the vast majority of shares in the Funds as custodian for shareholders that are clients of the Financial Adviser. SPTC maintains omnibus accounts at the Funds’ transfer agent.

10. SEGMENT REPORTING

In this reporting period, the Funds adopted the Financial Accounting Standards Board (“FASB”) Accounting Standards Update (“ASU”) 2023-07, Segment Reporting (Topic 280) – “Improvements to Reportable Segment Disclosures” (“ASU 2023-07”). Adoption of the new standard impacted financial statement disclosures only and did not affect the Funds’ financial position or the results of their operations. An operating segment is defined in Topic 280 as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker (“CODM”) to make decisions about resources to be allocated to the segment and assess its performance, and has discrete financial information available. SIMC acts as the Funds’ CODM. The CODM has determined that the Funds represent a single operating segment, as the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information in the form of the Funds’ schedules of investments, total returns, expense ratios and changes in net assets (i.e., changes in net assets resulting from operations, subscriptions and redemptions), which are used by the CODM to assess the segment’s performance versus the Funds’ comparative benchmarks and to make resource allocation decisions for the Funds’ single segment, is consistent with that presented within the Funds’ financial statements. Segment assets are reflected on the accompanying Statements of Assets and Liabilities as “total assets” and significant segment expenses are listed on the accompanying Statements of Operations.

11. SUBSEQUENT EVENTS

Management has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no disclosures and/or adjustments were required to the financial statements.

54	Adviser Managed Trust

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Funds and Board of Trustees

Adviser Managed Trust:

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities of Adviser Managed Trust, comprised of the Diversified Equity Fund, Enhanced Fixed Income Fund and Core Fixed Income Fund (collectively, the Funds), including the schedules of investments, as of July 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended for Diversified Equity Fund and Enhanced Fixed Income Fund, the statements of changes in net assets for the year ended July 31, 2025 and for the period from January 22, 2024 (commencement of operations) to July 31, 2024 for Core Fixed Income Fund, and the related notes (collectively, the financial statements) and the financial highlights for each of the years or periods in the three-year period ended July 31, 2025 and for the period from March 30, 2022 to July 31, 2022. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of July 31, 2025, the results of their operations for the year then ended, the changes in their net assets for each of the years or periods in the two-year period then ended, and the financial highlights for each of the years or periods in the three-year period then ended and for the period from March 30, 2022 to July 31, 2022, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Such procedures also included confirmation of securities owned as of July 31, 2025, by correspondence with the custodian, transfer agent, and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more SEI Funds investment companies since 2005.

Philadelphia, Pennsylvania

September 23, 2025

Adviser Managed Trust	55

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a July 31, 2025 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2025 year end, please consult your tax advisor as to the pertinence of this notice.

For the fiscal year ended July 31, 2025, the Fund is designating the following items with regard to distributions paid during the year:

Fund	(A) Long Term Capital Gains Distributions (Tax Basis)	(B) Return of Capital (Tax Basis)	(C) Ordinary Income Distributions (Tax Basis)	Total Distributions (Tax Basis)	(D) Dividends Qualifying for Corporate Dividends Rec. Deduction(1)
Diversified Equity Fund	84.53%	0.00%	15.47%	100.00%	55.55%
Enhanced Fixed Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%
Core Fixed Income Fund	0.00%	0.00%	100.00%	100.00%	0.00%

Fund	(E) Qualifying Dividend Income (15% Tax Rate for QDI)(2)	(F) U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)	Qualifying Business Income Deduction(6)
Diversified Equity Fund	66.64%	0.00%	16.14%	100.00%	1.87%
Enhanced Fixed Income Fund	0.00%	0.30%	1.03%	0.00%	0.00%
Core Fixed Income Fund	0.00%	45.03%	91.69%	0.00%	0.00%

(1)	Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” is reflected as a percentage of “Ordinary Income Distributions.” It is the intention of each of the aforementioned funds to designate the maximum amount permitted by the law. The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2025. Complete information will be computed and reported in conjunction with your 2025 Form 1099-DIV.

(3)	The percentage of this column represents the amount of ordinary dividend income that qualified for 20% Business Income Deduction.

(4)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(5)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of net investment income distributions that is exempt from U.S. withholding tax when paid to foreign investors.

(6)	The percentage in this column represents the amount of “Short-Term Capital Gain” and is reflected as a percentage of short-term capital gain distributions that is exempt from U.S. withholding tax when paid to foreign investors.

Items (A), (B) and (C) are based on the percentage of the Fund’s total distribution.

Items (D) and (E) are based on the percentage of ordinary income distributions of the Fund. Item (F) is based on the percentage of gross income of the Fund.

Please consult your tax adviser for proper treatment of this information. This notification should be kept with your permanent tax records.

56	Adviser Managed Trust

OTHER INFORMATION (FORM N-CSR ITEMS 8-11)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

At a Special Meeting of Shareholders held on December 18, 2024, shareholders of the Adviser Managed Trust elected Trustees. The results of votes taken among shareholders on the proposal before them are reported below. Each vote reported represents one dollar of net asset value held on the record date for the meeting.

Proposal 1-To elect a Board of Trustees.

Director	Votes For	Votes Withheld	Abstained	Broker Non-Votes
Robert A. Nesher	18,286,733	273,824	N/A	N/A
Nina Lesavoy	18,252,945	307,612	N/A	N/A
James M. Williams	18,252,945	307,612	N/A	N/A
James B. Taylor	18,286,733	273,824	N/A	N/A
Susan C. Cote	18,233,166	327,392	N/A	N/A
Christine Reynolds	18,252,945	307,612	N/A	N/A
Thomas Melendez	18,295,523	265,036	N/A	N/A
Dennis J. McGonigle	18,309,529	251,029	N/A	N/A
Eli Powell Niepoky	18,295,523	265,036	N/A	N/A
Kimberly Walker	18,266,953	293,604	N/A	N/A

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed within the Statement(s) of Operations of the financial statements (Item 7).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Adviser Managed Trust (the “Trust”) and SEI Investments Management Corporation (“SIMC”) have entered into an investment advisory agreement (the “Advisory Agreement”), pursuant to which SIMC provides investment advisory services to the series of the Trust (the “Funds”). Pursuant to a separate sub-advisory agreement with SIMC (the “Sub-Advisory Agreement” and, together with the Advisory Agreement, the “Investment Advisory Agreements”), and under the supervision of SIMC and the Trust’s Board of Trustees (each member, a “Trustee” and, collectively, the “Trustees” or the “Board”), SSGA Funds Management, Inc. (the “Sub-Adviser”) is contractually engaged to provide security selection and certain other advisory services with respect to all or a discrete portion of the assets of two series of the Trust: the Diversified Equity Fund and the Core Fixed Income Fund. The Sub-Adviser is also responsible for managing its employees who provide services to the Funds. The Sub-Adviser was selected based primarily upon the research and recommendations of SIMC, which evaluates quantitatively and qualitatively the Sub-Adviser’s skills and investment results in managing assets for specific asset classes, investment styles and strategies.

The Investment Company Act of 1940, as amended (the “1940 Act”), requires that the initial approval of a Fund’s Investment Advisory Agreements be specifically approved by the vote of a majority of the outstanding shareholders of the Fund and the vote of a majority of the Trustees who are not parties to the Investment Advisory Agreements or “interested persons” of any party (the “Independent Trustees”) cast in person (or otherwise, as consistent with applicable laws, regulations and related guidance and relief) at a meeting called for such purpose. In addition, the 1940 Act requires that the continuation or renewal of any Investment Advisory Agreement be approved at least annually (after an initial period of up to two years), which also requires the vote of a majority of the Board, including a majority of the Independent Trustees. In connection with their consideration of such renewals, the Funds’ Trustees must request and evaluate, and SIMC and the Sub-Adviser are required to furnish, such information as may be reasonably necessary to evaluate the terms of the Investment Advisory Agreements. In addition, the Securities and Exchange Commission takes the position that, as part of their fiduciary duties with respect to a mutual fund’s fees, mutual fund boards are required to evaluate the material factors applicable to a decision to renew an Investment Advisory Agreement.

Adviser Managed Trust	57

OTHER INFORMATION (FORM N-CSR ITEMS 8-11) (Concluded)

Consistent with these responsibilities, the Board calls and holds meetings each year to consider whether to approve new and/or renew existing Investment Advisory Agreements between the Trust and SIMC and SIMC and the Sub-Adviser with respect to the Funds. In preparation for these meetings, the Board requests and reviews a wide variety of materials provided by SIMC and the Sub-Adviser, including information about SIMC’s and the Sub-Adviser’s affiliates, personnel and operations and the services provided pursuant to the Investment Advisory Agreements. The Board also receives data from third parties. This information is provided in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and Fund performance. The Trustees also receive a memorandum from counsel regarding the responsibilities of Trustees in connection with their consideration of whether to renew the Trust’s Investment Advisory Agreements. Finally, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive sessions outside the presence of Fund management and participate in question and answer sessions with representatives of SIMC and the Sub-Adviser.

Specifically, during the course of the Trust’s fiscal year, the Board requested and received written materials from SIMC and the Sub-Adviser regarding: (i) the quality of SIMC’s and the Sub-Adviser’s investment management and other services; (ii) SIMC’s and the Sub-Adviser’s investment management personnel; (iii) SIMC’s and the Sub-Adviser’s operations and financial condition; (iv) SIMC’s and the Sub-Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the level of the advisory fees that SIMC charges the Funds and the level of the sub-advisory fees that SIMC pays the Sub-Adviser, compared with fees each charge to comparable accounts; (vi) with the exception of the Core Fixed Income Fund, the advisory fees charged by SIMC and the Funds’ overall fees and operating expenses compared with peer groups of mutual funds prepared by Broadridge, an independent provider of investment company data that was engaged to prepare an assessment in connection with the renewal of the Investment Advisory Agreements (the “Broadridge Report”); (vii) the level of SIMC’s and the Sub-Adviser’s profitability from their Fund-related operations; (viii) SIMC’s and the Sub-Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) SIMC’s potential economies of scale; (x) SIMC’s and the Sub-Adviser’s policies on and compliance procedures for personal securities transactions; (xi) SIMC’s and the Sub-Adviser’s expertise and resources in domestic and/or international financial markets; and (xii) with the exception of the Core Fixed Income Fund, the Funds’ performance, where available, over various periods of time compared with the Fund’s benchmark indexes and peer groups of mutual funds prepared by Broadridge.

At the December 2-4, 2024 meeting of the Board, the Trustees, including a majority of the Independent Trustees, approved a brief extension of the Investment Advisory Agreements to accommodate a revised Spring meeting schedule. Typically, the Trustees renew the Investment Advisory Agreements at the first quarterly in-person meeting of the calendar year in March. Agreements regularly renewed at the March meeting expire on April 1 of the following year. Because the first quarterly in-person meeting of the Board in calendar year 2025 was held on April 1-3, the Investment Advisory Agreements would have expired prior to the meeting, without the extension. Accordingly, the Board voted in-person at the December 2-4, 2024 meeting to extend the Investment Advisory Agreements until the April 1-3, 2025 meeting. In evaluating whether to approve the extension of the Investment Advisory Agreements, the Board considered the information made available to it throughout the course of the year by representatives of the SEI investment and compliance teams. At the April 1-3, 2025 meeting, the Board evaluated the Investment Advisory Agreements in accordance with the renewal process that it typically applies during the annual contract renewal each Spring. The Board’s approval was based on its consideration and evaluation of the factors described above, as discussed at the meeting and at prior meetings. The following discusses some, but not all, of the factors that were considered by the Board in connection with its assessment of the Investment Advisory Agreements.

Nature, Extent and Quality of Services. The Board considered the nature, extent and quality of the services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds. In this regard, the Trustees evaluated, among other things, SIMC’s and the Sub-Adviser’s personnel, experience, track record and compliance program. Following evaluation, the Board concluded that, within the context of its full deliberations, the nature, extent and quality of services provided by SIMC and the Sub-Adviser to the Funds and the resources of SIMC and the Sub-Adviser and their affiliates dedicated to the Funds were sufficient to support the renewal of the Investment Advisory Agreements. In addition to advisory services, the Board considered the nature and quality of certain administrative, transfer agency and other non-investment advisory services provided to the Funds by SIMC and/or its affiliates.

Performance. In determining whether to renew SIMC’s Advisory Agreement, the Trustees considered a Fund’s performance relative to its peer groups and appropriate indexes/benchmarks. The Trustees reviewed performance information for each Fund, noting that they receive performance reports that permit them to monitor the Fund’s performance at board meetings throughout the year. As part of this review, the Trustees considered the composition of each peer group and selection criteria. In assessing Fund performance, the Trustees considered the Broadridge Report, which included metrics on net total return and performance consistency for each Fund, except the Core Fixed Income Fund, and a universe of comparable funds. Based on the

58	Adviser Managed Trust

materials considered and discussed at the meeting, the Trustees found Fund performance satisfactory. In connection with the renewal of the Sub-Advisory Agreement, the Board considered the performance of the Sub-Adviser relative to appropriate indexes/benchmarks. Following evaluation, the Board concluded that, within the context of its full deliberations, the performance of the Adviser was sufficient to support renewal of SIMC’s Advisory Agreement, and the performance of the Sub-Adviser was sufficient to support the renewal of the Sub-Advisory Agreement.

Fees. With respect to the Funds’ expenses under the Investment Advisory Agreements, the Trustees considered the rate of compensation called for by the Investment Advisory Agreements and the Funds’ net operating expense ratios in comparison to those of the Funds’ respective peer groups. In assessing Fund expenses, the Trustees considered the information in the Broadridge Report, which included with respect to the Enhanced Fixed Income and Diversified Equity Funds various metrics related to fund expenses, including, but not limited to, contractual management fees at various asset levels (except with respect to the Diversified Equity Fund), actual management fees (including transfer agent expenses), and actual total expenses for the Funds and a universe of comparable funds. Based on the materials considered and discussion at the meeting, the Trustees further determined that fees were either shown to be below the peer average in the comparative fee analysis, or that there was a reasonable basis for the fee level. The Trustees also considered the effects of SIMC’s and its affiliates’ contractual and voluntary waivers of management and other fees to prevent total Fund operating expenses from exceeding any applicable cap, and concluded that SIMC, through waivers, would maintain the Funds’ net operating expenses at competitive levels for its distribution channels. The Board also took into consideration compensation earned or that would be earned from the Funds by SIMC or its affiliates for non-advisory services, such as administration, transfer agency, shareholder services or brokerage, and considered whether SIMC and its affiliates may have realized or would realize other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements. When considering fees paid to the Sub-Adviser, the Board took into account the fact that the Sub-Adviser is compensated by SIMC and not by the applicable Funds directly, and that such compensation with respect to any unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. Following evaluation, the Board concluded that, within the context of its full deliberations, the expenses or projected expenses of the Funds are reasonable and supported the renewal of the Investment Advisory Agreements. The Board also considered whether the Sub-Adviser and its affiliates may have realized or would realize other benefits from their relationship with the Funds, such as any research and brokerage services received under soft dollar arrangements.

Profitability. With regard to profitability, the Trustees considered compensation flowing or proposed to be flowing to SIMC and the Sub-Adviser and their affiliates, directly or indirectly. The Trustees considered whether the levels of compensation and profitability or proposed levels were reasonable. As with the fee levels, when considering the profitability of the Sub-Adviser, the Board took into account the fact that compensation with respect to the unaffiliated Sub-Adviser reflects an arms-length negotiation between the Sub-Adviser and SIMC. In connection with the renewal of the Sub-Advisory Agreement, the Board also took into consideration the impact that the fees paid or to be paid to the Sub-Adviser have or would have on SIMC’s advisory fee margin and profitability. Based on this evaluation, the Board concluded that, within the context of its full deliberations, the profitability or estimated profitability of SIMC and the Sub-Adviser individually is reasonable and supported the renewal of each Investment Advisory Agreement.

Economies of Scale. With respect to the Advisory Agreement, the Trustees considered whether any economies of scale were being realized by SIMC and its affiliates and, if so, whether the benefits of such economies of scale were passed along to the Funds’ shareholders through a graduated investment advisory fee schedule or other means, including any fee waivers by SIMC and its affiliates. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board determined that the fees were reasonable in light of the information that was provided by SIMC with respect to economies of scale.

Based on the Trustees’ deliberation and their evaluation of the information described above, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously approved the renewal of the Investment Advisory Agreements and concluded that the compensation under the Investment Advisory Agreements is fair and reasonable in light of such services and expenses and such other matters as the Trustees considered to be relevant in the exercise of their reasonable judgment. In the course of its deliberations, the Board did not identify any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

Adviser Managed Trust	59

ADVISER MANAGED TRUST ANNUAL FINANCIALS AND OTHER INFORMATION JULY 31, 2025

Trustees

Robert A. Nesher, Chairman

Dennis McGonigle

Nina Lesavoy

James M. Williams

Susan C. Cote

James B. Taylor

Christine Reynolds

Thomas Melendez

Kimberly Walker

Eli Powell Niepoky

Officers

Robert A. Nesher

President and Chief Executive Officer

Glenn R. Kurdziel

Controller and Chief Financial Officer

Stephen Panner

Chief Compliance Officer

Timothy D. Barto

Vice President, Secretary

David F. McCann

Vice President, Assistant Secretary

Katherine Mason

Vice President, Assistant Secretary

Stephen G. MacRae

Vice President

Bridget Sudall

Anti-Money Laundering Compliance Officer

Privacy Officer

Investment Adviser

SEI Investments Management Corporation

Administrator

SEI Investments Global Funds Services

Distributor

SEI Investments Distribution Co.

Legal Counsel

Morgan, Lewis & Bockius LLP

Independent Registered Public Accounting Firm

KPMG LLP

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Trust and must be preceded or accompanied by a current prospectus. Shares of the Funds are not deposits or obligations of, or guaranteed or endorsed by, any bank. The shares are not federally insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other government agency. Investment in the shares involves risk, including the possible loss of principal.

For more information call

1 800 DIAL SEI

(1 800 342 5734)

1 Freedom Valley Drive P.O. Box 1100 Oaks, Pennsylvania 19456

AMT (7/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included under Item 7.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included under Item 7.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included under Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees (the “Board”). The Registrant has a standing Governance Committee (the “Committee”) currently consisting of the Independent Trustees. The Committee is responsible for evaluating and recommending nominees for election to the Board. Pursuant to the Committee’s Charter, adopted on June 18, 2004, as amended, the Committee will review all shareholder recommendations for nominations to fill vacancies on the Board if such recommendations are submitted in writing and addressed to the Committee at the Registrant’s office.

Item 16. Controls and Procedures.

(a) The Registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”) are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Investment Company Act of 1940 are filed herewith.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended, also accompany this filing as exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Adviser Managed Trust

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: October 2, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Robert A. Nesher
Robert A. Nesher
President & CEO
(Principal Executive Officer)

Date: October 2, 2025

By	/s/ Glenn R. Kurdziel
Glenn R. Kurdziel
Controller & CFO
(Principal Financial Officer)

Date: October 2, 2025